                                                             SCHWAB FUNDS (R)
                                                                       [LOGO]
                                                                       SCHWAB
                                                                1000 FUND (R)



SEMI-ANNUAL REPORT
FEBRUARY 28, 1997

               Dear Shareholder,

[Photo of      With the support of investors like you, the SchwabFunds Family(R)
Charles        continues to be among the largest and fastest-growing mutual fund
R. Schwab]     complexes in the nation. Charles Schwab Investment Management,
               Inc. (CSIM) manages over $46 billion in assets for more than 2.5 million shareholders. Today CSIM offers investors 30 funds spanning a spectrum of financial markets and investing styles.
               You'll find in-depth information on the performance of your SchwabFunds(R) investment in the following pages.

LONG-TERM INVESTMENT STRATEGIES

SchwabFunds' expanding family of quality mutual funds offers investors time-tested strategies for long-term investing--Asset Allocation, Indexing, Tax-Efficiency, Quantitative Models and Fund-of-Funds. Each strategy was developed to fit specific financial objectives. The SchwabFunds Family was developed to provide you with smart, cost-efficient solutions and an easy, convenient way to put your money to work. And we'll continue to explore new strategies to help meet your financial goals.

EXPANDING CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at WWW.SCHWAB.COM/FUNDS. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more--all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your growing needs.

                                 /s/ Charles R. Schwab
                                 Charles R. Schwab

                                              KEEP YOUR
                                              MONEY WORKING
                                              HARDER!
                                              ----------------------------------

                                              USE THIS ENVELOPE TO EASILY ADD TO
                                              YOUR SCHWAB 1000 FUND.


CHARLES SCHWAB

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWAB 1000 FUND.(R)

As a Schwab 1000 Fund shareholder, you can seek U.S. stock market returns by effectively investing in a diversified equity portfolio of America's 1,000 largest publicly traded U.S. corporations, based on market capitalization.(1) Now you can add to your fund by using this convenient Schwab investment coupon. It's a simple, easy way to increase your investment. You can also have money transferred to your Schwab 1000 Fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP).(2) If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT
ENVELOPE AND SEND YOUR CHECK TODAY!

(1) The Schwab 1000 Fund does not include privately held companies, investment companies and companies incorporated outside the United States.

(2) The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

--------------------------------------------------------------------------------
                               PLEASE DETACH HERE.

SCHWAB 1000 FUND(R)
INVESTMENT COUPON
---------------------

Please enclose your check and this completed investment coupon in the attached postage-paid envelope.

                                                       [ ][ ][ ][ ]-[ ][ ][ ][ ]
--------------------------------------                   SCHWAB ACCOUNT NUMBER
Name

$
--------------------------------------
Amount of Investment*

--------------------------------------
Signature

* THIS ENVELOPE MAY NOT BE USED FOR INITIAL INVESTMENTS. SUBSEQUENT INVESTMENT MINIMUM IS $100.

[ ] Check here if you would like more investment coupons for future use.

[ ] Check here if you would like more information on Schwab's Automatic
    Investment Plan (AIP).


                                        ----------------------------------------
                                           (LIFT HERE FOR MORE INFORMATION)
                                        ----------------------------------------


(C) 1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. Printed on recycled paper. TF4268 (10/96) CRS 10552

CharlesSchwab


JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWAB 1000 FUND(R):

1.  Fill out the Schwab investment coupon completely,    This envelope must
    including your name, account number and the          be preceded or
    amount of your check. Please use one coupon for      accompanied by a
    each account.                                        current Schwab 1000
                                                         Fund prospectus. The
2.  Make your check payable to CHARLES SCHWAB & CO.,     principal value and
    INC., and enclose your check with the completed      investment returns will
    coupon in this postage-paid envelope.                fluctuate so that an
                                                         investor's shares, when
3.  Then just drop your Schwab investment envelope       redeemed, may be worth
    in the mail today--and start putting your money      more or less than their
    to work! If you have any questions, don't            original cost.
    hesitate to call your local Schwab office or 1-800-2 NO LOAD.

Attn: Dept. AIP 333-4
                                                             --------------
                                                               NO POSTAGE
                                                              NECESSARY IF
                                                              MAILED IN THE
                                                              UNITED STATES
                                                             --------------

        -------------------------------------
                 BUSINESS REPLY MAIL
         FIRST-CLASS MAIL   PERMIT NO. 18125                   [BAR CODE]
                  SAN FRANCISCO, CA
        -------------------------------------
          POSTAGE WILL BE PAID BY ADDRESSEE


                CHARLES SCHWAB & CO., INC.
                PO BOX 7778
                SAN FRANCISCO CA 94120-9419

     Table of Contents

     GROWTH IN NET ASSETS ..........................................    2

     TOTAL RETURN ..................................................    3

     TAX-SMART INVESTMENT STRATEGY .................................    4

     TOP TEN HOLDINGS ..............................................    5

     ECONOMIC SECTOR DIVERSIFICATION ...............................    5

     PORTFOLIO MANAGEMENT TEAM .....................................    6

     MARKET OVERVIEW ...............................................    7

     QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM ....................   12

     FINANCIAL STATEMENTS AND NOTES ................................   16

We are pleased to report on the performance of the Schwab 1000 Fund(R) (the "Fund") for the six-month period ended February 28, 1997. During the period, the Fund achieved its primary objective of tracking the price and dividend performance of the Schwab 1000 Index(R) (the "Index"). It also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results as explained in this report.

In its tradition of providing low-cost investing, the Investment Manager and Schwab lowered the operating expense ratio of the Schwab 1000 Fund from 0.49% to 0.46% (effective February 28, 1997), helping to increase the Fund's long-term performance. The lower expense ratio is guaranteed through at least February 29, 2000.

GROWTH IN NET ASSETS


                    SCHWAB 1000 FUND(R) GROWTH IN NET ASSETS


Apr-91          $   53,336,997
May-91          $   72,262,905
Jun-91          $   81,564,216
Jul-91          $   95,315,144
Aug-91          $  107,967,485
Sep-91          $  124,612,182
Oct-91          $  152,872,184
Nov-91          $  161,113,589
Dec-91          $  192,205,731
Jan-92          $  198,352,031
Feb-92          $  213,081,600
Mar-92          $  223,850,552
Apr-92          $  237,730,005
May-92          $  248,825,191
Jun-92          $  257,530,509
Jul-92          $  283,989,604
Aug-92          $  288,559,048
Sep-92          $  300,430,711
Oct-92          $  317,378,177
Nov-92          $  344,325,469
Dec-92          $  370,979,659
Jan-93          $  394,118,811
Feb-93          $  417,254,541
Mar-93          $  450,550,816
Apr-93          $  457,844,754
May-93          $  479,573,115
Jun-93          $  490,991,383
Jul-93          $  496,879,480
Aug-93          $  515,272,239
Sep-93          $  514,077,420
Oct-93          $  524,003,717
Nov-93          $  520,583,323
Dec-93          $  530,585,055
Jan-94          $  542,919,945
Feb-94          $  530,175,794
Mar-94          $  507,256,375
Apr-94          $  515,477,911
May-94          $  526,887,738
Jun-94          $  522,927,585
Jul-94          $  533,383,390
Aug-94          $  554,058,696
Sep-94          $  544,599,716
Oct-94          $  555,890,085
Nov-94          $  542,581,678
Dec-94          $  553,985,018
Jan-95          $  563,981,983
Feb-95          $  595,547,957
Mar-95          $  625,454,197
Apr-95          $  649,296,568
May-95          $  691,330,320
Jun-95          $  725,864,762
Jul-95          $  777,822,777
Aug-95          $  826,713,843
Sep-95          $  899,016,189
Oct-95          $  934,458,012
Nov-95          $1,014,562,000
Dec-95          $1,063,437,738
Jan-96          $1,167,308,631
Feb-96          $1,268,965,356
Mar-96          $1,357,281,165
Apr-96          $1,438,898,241
May-96          $1,512,894,629
Jun-96          $1,543,360,839
Jul-96          $1,490,340,383
Aug-96          $1,560,051,275
Sep-96          $1,678,924,969
Oct-96          $1,750,459,597
Nov-96          $1,922,254,836
Dec-96          $1,908,768,074
Jan-97          $2,097,379,440
Feb-96          $2,164,499,716


* Commencement of Operations

FUND PERFORMANCE

TOTAL RETURN TABLE

The table below compares total returns for various periods for the Schwab 1000 Fund(R), Schwab 1000 Index(R) and the Standard and Poor's 500(R) Index ("S&P 500").

----------------------------------------------------------------------------------------------
                                             5-Year       Cumulative           Average Annual
                      6-Months    1-Year     Average      Since Fund             Since Fund
                        Ended      Ended     Annual        Inception             Inception
                       2/28/97    2/28/97    2/28/97    (4/2/91-2/28/97)      (4/2/91-2/28/97)
----------------------------------------------------------------------------------------------
Schwab 1000 Fund       20.51%     23.51%     15.94%        139.35%                15.89%
----------------------------------------------------------------------------------------------
Schwab 1000 Index      20.67%     23.94%     16.53%        145.28%                16.37%
----------------------------------------------------------------------------------------------
S&P 500                22.53%     26.13%     16.92%        144.64%                16.32%
----------------------------------------------------------------------------------------------
Average for Growth
and Income Funds       17.13%     20.38%     14.10%        118.41%                14.11%
----------------------------------------------------------------------------------------------

As of 12/31/96, the 6-month, 1-year and 5-year average annual total returns for the Schwab 1000 Fund were 11.08%, 21.58% and 14.57%, respectively. The average annual total return since inception was 15.17%.

TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Source for average growth & income funds is Morningstar, Inc. for 213 growth & income funds with 5-year track records as of 2/28/97. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.46% through at least 2/29/2000. Without fee waivers and guarantees the Fund's total returns for the six-month, one-year, five-year average annual, cumulative since-inception, and average annual since inception, for the period ended 2/28/97, would have been 20.44%, 23.44%, 15.85%, 137.24% and 15.72%, respectively. For the period ended 12/31/96, the Fund's six-month, one-year, five-year average annual and average annual since inception total returns, without fee waivers and guarantees, would have been 11.02%, 21.51%, 14.48% and 15.00%, respectively. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

TAX-SMART INVESTMENT STRATEGY

The Schwab 1000 Fund(R) seeks to maximize its after-tax performance for investors by keeping capital gain distributions to a minimum. This strategy is designed to help you keep more of what your money earns. The following chart illustrates the effects of this strategy.


FIVE-YEAR AVERAGE ANNUAL TOTAL RETURN AS OF FEBRUARY 28, 1997

                         Before Tax        After-Tax      % Lost to Taxes
-------------------------------------------------------------------------
Schwab 1000 Fund           15.94%           15.11%             0.83%
-------------------------------------------------------------------------
Average Growth and
Income Funds               14.09%           11.72%             2.37%
-------------------------------------------------------------------------

Source for average growth & income funds is Morningstar, Inc. for 213 growth & income funds with 5-year track records as of 2/28/97. After-tax returns assume the maximum Federal tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.46% through at least 2/29/2000. Without fee waivers and guarantees, the Fund's total return would have been lower.

FUND HOLDINGS

The Fund is a diversified and broad representation of the U.S. stock market, generally consisting of the 1,000 largest publicly traded U.S. companies (excluding investment companies). The Fund includes a diversified group of stocks that represent approximately 85% of the total value of the U.S. stock market.(1) Following is a list of the Fund's ten largest holdings shown as a percentage of Fund investments and a pie chart, as a percentage of total investments, showing the Fund's diversification across a broad range of economic sectors. Both are as of February 28, 1997 and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, as of February 28, 1997, can be found in the Statement of Net Assets section of this report.


(1) Source: Wilshire Associates, as of 2/28/97. The U.S. stock market is represented by the Wilshire 5000 Index.

FUND'S TOP TEN HOLDINGS AS A PERCENTAGE OF TOTAL FUND INVESTMENTS

   General Electric                                           2.39%

   Coca-Cola Co.                                              2.13%

   Exxon Corp.                                                1.75%

   Intel Corp.                                                1.64%

   Microsoft Corp.                                            1.64%

   Merck & Co., Inc.                                          1.56%

   Philip Morris Cos., Inc.                                   1.56%

   Procter & Gamble Co.                                       1.16%

   Johnson & Johnson                                          1.08%

   International Business Machines Corp.                      1.06%

                                  [Pie Chart]


                           THE SCHWAB 1000 FUND'S(R)
                       DIVERSIFIED STOCK PORTFOLIO COVERS
                            A BROAD RANGE OF SECTORS

   Capital Goods                                              5.55%

   Cash Equivalents                                           0.37%

   Consumer Durables                                          2.67%

   Consumer Non-Durables                                     31.02%

   Energy                                                     6.66%

   Finance                                                   18.15%

   Material & Services                                        9.10%

   Technology                                                14.80%

   Transportation                                             1.38%

   Utilities                                                 10.30%



Source:  Wilshire Associates

PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD - Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was Vice President and Portfolio Manager at Federated Investors.

GERI HOM - Vice President and Senior Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages over $3.5 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko.

The following market overview and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                                    [GRAPH]

                  Real
                  GDP
                 -----
Q1 1990           4.1%
Q2 1990           1.3%
Q3 1990          -1.9%
Q4 1990          -4.1%
Q1 1991          -2.2%
Q2 1991           1.7%
Q3 1991           1.0%
Q4 1991           1.0%
Q1 1992           4.7%
Q2 1992           2.5%
Q3 1992           3.0%
Q4 1992           4.3%
Q1 1993          -0.1%
Q2 1993           1.9%
Q3 1993           2.3%
Q4 1993           4.8%
Q1 1994           2.5%
Q2 1994           4.9%
Q3 1994           3.5%
Q4 1994           3.0%
Q1 1995           0.4%
Q2 1995           0.7%
Q3 1995           3.8%
Q4 1995           0.3%
Q1 1996           2.0%
Q2 1996           4.7%
Q3 1996           2.1%
Q4 1996           3.9%

Source:  Bloomberg L.P.

- The economy continued to expand at a healthy rate during the reporting period. The GDP growth rate was 2.1% and 3.9% for the third and fourth quarters, and 3.2% for the full year (1996).

- The particularly strong second and fourth quarter 1996 growth rates of 4.7% and 3.9% respectively, resulted in sentiment focusing on the apparent strength of the economy and its potential impact on future inflation and Federal Reserve Board (Fed) policy.

- At the time of this writing, the economy appears to be on track for moderate growth, continuing the six year expansion which began in 1991.

                             U.S. UNEMPLOYMENT RATE

                                    [GRAPH]

            UNEMPLOYMENT
                RATE
            ------------
Jan-90          5.3%
Feb-90          5.3%
Mar-90          5.2%
Apr-90          5.4%
May-90          5.3%
Jun-90          5.1%
Jul-90          5.4%
Aug-90          5.6%
Sep-90          5.7%
Oct-90          5.8%
Nov-90          6.0%
Dec-90          6.2%
Jan-91          6.3%
Feb-91          6.5%
Mar-91          6.8%
Apr-91          6.6%
May-91          6.8%
Jun-91          6.8%
Jul-91          6.7%
Aug-91          6.8%
Sep-91          6.8%
Oct-91          6.9%
Nov-91          6.9%
Dec-91          7.1%
Jan-92          7.1%
Feb-92          7.3%
Mar-92          7.3%
Apr-92          7.3%
May-92          7.4%
Jun-92          7.7%
Jul-92          7.6%
Aug-92          7.6%
Sep-92          7.5%
Oct-92          7.4%
Nov-92          7.3%
Dec-92          7.3%
Jan-93          7.1%
Feb-93          7.0%
Mar-93          7.0%
Apr-93          7.0%
May-93          6.9%
Jun-93          6.9%
Jul-93          6.8%
Aug-93          6.7%
Sep-93          6.7%
Oct-93          6.7%
Nov-93          6.5%
Dec-93          6.4%
Jan-94          6.7%
Feb-94          6.6%
Mar-94          6.5%
Apr-94          6.4%
May-94          6.0%
Jun-94          6.0%
Jul-94          6.1%
Aug-94          6.1%
Sep-94          5.9%
Oct-94          5.6%
Nov-94          5.6%
Dec-94          5.4%
Jan-95          5.6%
Feb-95          5.4%
Mar-95          5.8%
Apr-95          5.7%
May-95          5.7%
Jun-95          5.6%
Jul-95          5.7%
Aug-95          5.3%
Sep-95          5.6%
Oct-95          5.5%
Nov-95          5.6%
Dec-95          5.6%
Jan-96          5.8%
Feb-96          5.5%
Mar-96          5.6%
Apr-96          5.4%
May-96          5.6%
Jun-96          5.3%
Jul-96          5.4%
Aug-96          5.1%
Sep-96          5.2%
Oct-96          5.2%
Nov-96          5.3%
Dec-96          5.3%
Jan-97          5.4%
Feb-97          5.3%

Source:  Bloomberg L.P.


- Although trending up during the second half of the year, the unemployment rate during 1996 remained near its lows for the decade, leading many economists to question whether such low levels can continue without generating inflationary pressures on wages and, ultimately, prices.

                             MEASURES OF INFLATION

                                    [GRAPH]

               Monthly            Quarterly        Employment        Employment
            Consumer Price     Employment Cost     Cost Index -    Cost Index - 4      Employment Cost
            Index - YOY %      Index - YOY %        Quarterly      quarter rolling     Index % Change
                Change             Change         (annualized)        average              (SA)             Index (1/90=0)
            --------------     ---------------    ------------     ---------------     ---------------      --------------
Jan-90          5.2%               5.3%               5.3%              5.1%                1.3%                 1.065
Feb-90          5.3%               5.3%               5.3%              5.1%                1.3%                 1.065
Mar-90          5.2%               5.3%               5.3%              5.1%                1.3%                 1.065
Apr-90          4.7%               5.4%               5.3%              5.3%                1.3%                 1.078
May-90          4.4%               5.4%               5.3%              5.3%                1.3%                 1.078
Jun-90          4.7%               5.4%               5.3%              5.3%                1.3%                 1.078
Jul-90          4.8%               5.1%               4.5%              5.4%                1.1%                 1.090
Aug-90          5.6%               5.1%               4.5%              5.4%                1.1%                 1.090
Sep-90          6.2%               5.1%               4.5%              5.4%                1.1%                 1.090
Oct-90          6.3%               4.8%               4.1%              5.1%                1.0%                 1.101
Nov-90          6.3%               4.8%               4.1%              5.1%                1.0%                 1.101
Dec-90          6.1%               4.8%               4.1%              5.1%                1.0%                 1.101
Jan-91          5.7%               4.6%               4.5%              4.8%                1.1%                 1.113
Feb-91          5.3%               4.6%               4.5%              4.8%                1.1%                 1.113
Mar-91          4.9%               4.6%               4.5%              4.8%                1.1%                 1.113
Apr-91          4.9%               4.5%               4.9%              4.6%                1.2%                 1.127
May-91          5.0%               4.5%               4.9%              4.6%                1.2%                 1.127
Jun-91          4.7%               4.5%               4.9%              4.6%                1.2%                 1.127
Jul-91          4.4%               4.3%               3.6%              4.5%                0.9%                 1.137
Aug-91          3.8%               4.3%               3.6%              4.5%                0.9%                 1.137
Sep-91          3.4%               4.3%               3.6%              4.5%                0.9%                 1.137
Oct-91          2.9%               4.2%               3.6%              4.3%                0.9%                 1.147
Nov-91          3.0%               4.2%               3.6%              4.3%                0.9%                 1.147
Dec-91          3.1%               4.2%               3.6%              4.3%                0.9%                 1.147
Jan-92          2.6%               4.1%               4.1%              4.2%                1.0%                 1.159
Feb-92          2.8%               4.1%               4.1%              4.2%                1.0%                 1.159
Mar-92          3.2%               4.1%               4.1%              4.2%                1.0%                 1.159
Apr-92          3.2%               3.5%               2.8%              4.1%                0.7%                 1.167
May-92          3.0%               3.5%               2.8%              4.1%                0.7%                 1.167
Jun-92          3.1%               3.5%               2.8%              4.1%                0.7%                 1.167
Jul-92          3.2%               3.4%               3.2%              3.5%                0.8%                 1.176
Aug-92          3.1%               3.4%               3.2%              3.5%                0.8%                 1.176
Sep-92          3.0%               3.4%               3.2%              3.5%                0.8%                 1.176
Oct-92          3.2%               3.5%               4.1%              3.4%                1.0%                 1.188
Nov-92          3.0%               3.5%               4.1%              3.4%                1.0%                 1.188
Dec-92          2.9%               3.5%               4.1%              3.4%                1.0%                 1.188
Jan-93          3.3%               3.4%               3.6%              3.5%                0.9%                 1.198
Feb-93          3.2%               3.4%               3.6%              3.5%                0.9%                 1.198
Mar-93          3.1%               3.4%               3.6%              3.5%                0.9%                 1.198
Apr-93          3.2%               3.6%               3.6%              3.4%                0.9%                 1.209
May-93          3.2%               3.6%               3.6%              3.4%                0.9%                 1.209
Jun-93          3.0%               3.6%               3.6%              3.4%                0.9%                 1.209
Jul-93          2.8%               3.6%               3.2%              3.6%                0.8%                 1.219
Aug-93          2.8%               3.6%               3.2%              3.6%                0.8%                 1.219
Sep-93          2.7%               3.6%               3.2%              3.6%                0.8%                 1.219
Oct-93          2.8%               3.4%               3.2%              3.6%                0.8%                 1.229
Nov-93          2.7%               3.4%               3.2%              3.6%                0.8%                 1.229
Dec-93          2.7%               3.4%               3.2%              3.6%                0.8%                 1.229
Jan-94          2.5%               3.2%               2.8%              3.4%                0.7%                 1.237
Feb-94          2.5%               3.2%               2.8%              3.4%                0.7%                 1.237
Mar-94          2.5%               3.2%               2.8%              3.4%                0.7%                 1.237
Apr-94          2.4%               3.1%               3.2%              3.2%                0.8%                 1.247
May-94          2.3%               3.1%               3.2%              3.2%                0.8%                 1.247
Jun-94          2.5%               3.1%               3.2%              3.2%                0.8%                 1.247
Jul-94          2.8%               3.1%               3.2%              3.1%                0.8%                 1.257
Aug-94          2.9%               3.1%               3.2%              3.1%                0.8%                 1.257
Sep-94          3.0%               3.1%               3.2%              3.1%                0.8%                 1.257
Oct-94          2.6%               3.0%               2.8%              3.1%                0.7%                 1.266
Nov-94          2.7%               3.0%               2.8%              3.1%                0.7%                 1.266
Dec-94          2.7%               3.0%               2.8%              3.1%                0.7%                 1.266
Jan-95          2.8%               3.0%               2.8%              3.0%                0.7%                 1.275
Feb-95          2.9%               3.0%               2.8%              3.0%                0.7%                 1.275
Mar-95          2.9%               3.0%               2.8%              3.0%                0.7%                 1.275
Apr-95          3.1%               3.0%               3.2%              3.0%                0.8%                 1.285
May-95          3.2%               3.0%               3.2%              3.0%                0.8%                 1.285
Jun-95          3.0%               3.0%               3.2%              3.0%                0.8%                 1.285
Jul-95          2.8%               2.8%               2.4%              3.0%                0.6%                 1.293
Aug-95          2.6%               2.8%               2.4%              3.0%                0.6%                 1.293
Sep-95          2.5%               2.8%               2.4%              3.0%                0.6%                 1.293
Oct-95          2.8%               2.8%               2.8%              2.8%                0.7%                 1.302
Nov-95          2.6%               2.8%               2.8%              2.8%                0.7%                 1.302
Dec-95          2.5%               2.8%               2.8%              2.8%                0.7%                 1.302
Jan-96          2.7%               2.9%               3.2%              2.8%                0.8%                 1.312
Feb-96          2.7%               2.9%               3.2%              2.8%                0.8%                 1.312
Mar-96          2.8%               2.9%               3.2%              2.8%                0.8%                 1.312
Apr-96          2.9%               2.9%               3.2%              2.9%                0.8%                 1.323
May-96          2.9%               2.9%               3.2%              2.9%                0.8%                 1.323
Jun-96          2.8%               2.9%               3.2%              2.9%                0.8%                 1.323
Jul-96          3.0%               2.9%               2.4%              2.9%                0.6%                 1.331
Aug-96          2.9%               2.9%               2.4%              2.9%                0.6%                 1.331
Sep-96          3.0%               2.9%               2.4%              2.9%                0.6%                 1.331
Oct-96          3.0%               3.0%               3.2%              2.9%                0.8%                 1.341
Nov-96          3.3%               3.0%               3.2%              2.9%                0.8%                 1.341
Dec-96          3.3%               3.0%               3.2%              2.9%                0.8%                 1.341
Jan-97          3.0%               2.2%               0.0%              3.0%                                     1.341
Feb-97          3.0%               2.2%               0.0%              3.0%                                     1.341
                                                                                                                 1.341

Source:  Bloomberg L.P.

- Although trending slightly upward, both Employment Cost and CPI remained relatively stable during 1996, reflecting continued low levels of inflation.

- CPI rose 3.3% in 1996, the highest annual rate since 1990. However, the core rate (which excludes the more volatile food and energy components) rose just 2.6%, the lowest rate since 1965.

- The Fed has indicated its belief that the economy remains in the zone where inflation risks are on the upside and that it is poised to act preemptively by raising interest rates if necessary. The Fed did take action in March by increasing the Fed Funds Rate by 0.25%.

                            TOTAL RETURN PERFORMANCE
                          GROWTH OF A DOLLAR INVESTED

                                    [GRAPH]

                       Monthly Total Return
           --------------------------------------------
                                                Lehman
                                                  MF
                       Schwab      Schwab      General
                      Small Cap    Int'l       US Govt.
            S&P 50      Index      Index        Index
           --------   ---------   --------    ---------

  Sep-96    5.62%       3.68%      2.94%        1.66%
  Oct-96    2.76%      -1.71%     -0.34%        2.20%
  Nov-96    7.56%       3.98%      4.64%        1.74%
  Dec-96   -1.98%       1.86%     -0.88%       -1.02%
  Jan-97    6.24%       2.36%     -3.32%        0.11%
  Feb-97    0.79%      -2.44%      1.67%        0.14%


                        Growth of $ Investment
              ------------------------------------------
                                                 Lehman
                                                   MF
                          Schwab      Schwab     General
                         Small Cap    Int'l     US Govt.
              S&P 500     Index       Index      Index
              -------    ---------    ------    --------
              $1.000      $1.000      $1.000     $1.000
    Sep-96    $1.056      $1.037      $1.029     $1.017
    Oct-96    $1.085      $1.019      $1.026     $1.039
    Nov-96    $1.167      $1.060      $1.074     $1.057
    Dec-96    $1.144      $1.079      $1.064     $1.046
    Jan-97    $1.216      $1.105      $1.029     $1.047
    Feb-97    $1.225      $1.078      $1.046     $1.049










         TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The Indices are representative returns of specific market sectors during the Fund's reporting period and do not reflect Fund performance. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

- Large cap domestic stocks, as represented by the S&P 500, were clearly the strongest performing asset class, achieving a 22.5% return during the six-month reporting period.

- Although positive, domestic small cap stock (as represented by the Schwab Small-Cap Index) and international stock total returns (as represented by the Schwab International Index) both lagged the S&P 500 Index with six-month returns of 7.8% and 4.6%, respectively.

- The six-month total return for U.S. Government bonds (as represented by the Lehman Mutual Fund General U.S. Government Index) was 4.9%.

                          S&P 500 PRICE EARNINGS RATIO

                                    [GRAPH]

                  S&P
                  500
                 Price
                Earnings
                 Ratio
                --------
Jan-90           14.37
Feb-90           14.21
Mar-90           14.77
Apr-90           14.82
May-90           15.84
Jun-90           16.66
Jul-90           16.65
Aug-90           15.57
Sep-90           14.90
Oct-90           14.36
Nov-90           14.59
Dec-90           15.19
Jan-91           14.95
Feb-91           16.82
Mar-91           17.48
Apr-91           17.85
May-91           17.92
Jun-91           17.96
Jul-91           18.07
Aug-91           19.72
Sep-91           19.88
Oct-91           19.92
Nov-91           21.02
Dec-91           21.85
Jan-92           23.35
Feb-92           23.83
Mar-92           25.45
Apr-92           25.51
May-92           25.71
Jun-92           25.08
Jul-92           25.61
Aug-92           25.50
Sep-92           24.37
Oct-92           23.94
Nov-92           24.08
Dec-92           24.01
Jan-93           24.20
Feb-93           24.25
Mar-93           24.22
Apr-93           23.20
May-93           23.21
Jun-93           22.58
Jul-93           22.52
Aug-93           23.02
Sep-93           23.74
Oct-93           23.97
Nov-93           22.55
Dec-93           23.55
Jan-94           22.98
Feb-94           21.17
Mar-94           20.34
Apr-94           20.10
May-94           20.16
Jun-94           19.76
Jul-94           18.64
Aug-94           18.90
Sep-94           18.26
Oct-94           17.55
Nov-94           16.58
Dec-94           16.98
Jan-95           16.23
Feb-95           16.20
Mar-95           16.50
Apr-95           16.02
May-95           16.43
Jun-95           16.82
Jul-95           16.55
Aug-95           16.18
Sep-95           16.86
Oct-95           16.18
Nov-95           17.14
Dec-95           17.41
Jan-96           18.11
Feb-96           18.56
Mar-96           18.94
Apr-96           19.16
May-96           19.48
Jun-96           19.30
Jul-96           18.31
Aug-96           18.62
Sep-96           19.75
Oct-96           19.60
Nov-96           21.05
Dec-96           20.70
Jan-97           20.55
Feb-97           20.98

Source:  Bloomberg L.P.


- The price earnings ratio for the S&P 500 was 21 at the close of the reporting period, well above its 30-year mean of 15, but below its 1992 and 1987 highs of 26 and 22, respectively.

- Based on other traditional measures such as the price-to-book value ratio or dividend yield, the U.S. stock market valuation, as measured by the S&P 500, reached historical highs during the reporting period.

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM

Q. ARE INDEX FUNDS LESS RISKY THAN ACTIVELY MANAGED FUNDS? HOW DO INDEX FUNDS BEHAVE IN A BEAR MARKET?

A. While broad based index funds like the Schwab 1000 Fund(R) help reduce the risk associated with investing in individual stocks or a specific market sector, they do not provide protection against market risk. It's important to realize that the market can fluctuate significantly. Because equity index funds are designed to track stock market performance in both directions, down as well as up, their value will fall and rise with the markets they seek to track.

We feel the most meaningful way for investors to think about their exposure to market risk is not on a fund by fund basis, but on the basis of their overall investment portfolio. One of the greatest risks of a bear market is the risk of selling at the bottom of a market downturn. It is for this reason that your asset allocation strategy and total portfolio market exposure should be set at an appropriate level for you -- one that allows you to "ride out" bear markets over the long-term. Index funds offer an excellent way to achieve long-term exposure to the equity markets, but each individual investor has a different tolerance for risk and should have a portfolio with a risk profile that reflects that tolerance level.

Q.  HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A. The Fund achieved a very strong total return of 20.51% for the reporting period. As discussed in the Market Overview section, large-cap domestic stocks (such as those in the Schwab 1000 Index(R)) were clearly a strong performing asset class for the reporting period. As shown on the chart at right, the Fund continued to closely track the performance of its benchmark, the Schwab 1000 Index.

                COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL
                 $10,000 INVESTMENT IN THE SCHWAB 1000 FUND(R),
               THE SCHWAB 1000 INDEX(R), AND THE S&P 500(R) INDEX


                                    [GRAPH]

                         4/2/91   Apr-91   May-91   Jun-91   Jul-91   Aug-91   Sep-91   Oct-91   Nov-91   Dec-91   Jan-92   Feb-92
Schwab 1000 Fund        $10,000  $ 9,910  $10,320  $ 9,850  $10,320  $10,600  $10,460  $10,630  $10,240  $11,425  $11,283  $11,425
Schwab 1000 Index       $10,000  $ 9,898  $10,311  $ 9,840  $10,310  $10,591  $10,455  $10,625  $10,225  $11,412  $11,272  $11,415
S&P 500 Index           $10,000  $ 9,908  $10,335  $ 9,861  $10,321  $10,566  $10,389  $10,528  $10,104  $11,260  $11,050  $11,193

                         Mar-92   Apr-92   May-92   Jun-92   Jul-92   Aug-92   Sep-92   Oct-92   Nov-92   Dec-92   Jan-93   Feb-93
Schwab 1000 Fund        $11,171  $11,404  $11,484  $11,465  $11,726  $11,480  $11,623  $11,746  $12,208  $12,398  $12,502  $12,595
Schwab 1000 Index       $11,163  $11,392  $11,457  $11,257  $11,728  $11,486  $11,646  $11,763  $12,233  $12,428  $12,539  $12,632
S&P 500 Index           $10,975  $11,298  $11,353  $11,184  $11,641  $11,403  $11,537  $11,577  $11,971  $12,119  $12,220  $12,387

                         Mar-93   Apr-93   May-93   Jun-93   Jul-93   Aug-93   Sep-93   Oct-93   Nov-93   Dec-93   Jan-94   Feb-94
Schwab 1000 Fund        $12,896  $12,533  $12,896  $12,958  $12,905  $13,397  $13,355  $13,544  $13,355  $13,592  $14,005  $13,645
Schwab 1000 Index       $12,948  $12,583  $12,957  $13,024  $12,989  $13,492  $13,454  $13,654  $13,462  $13,700  $14,136  $13,781
S&P 500 Index           $12,648  $12,342  $12,673  $12,710  $12,659  $13,139  $13,038  $13,308  $13,181  $13,341  $13,794  $13,420

                         Mar-94   Apr-94   May-94   Jun-94   Jul-94   Aug-94   Sep-94   Oct-94   Nov-94   Dec-94   Jan-95   Feb-95
Schwab 1000 Fund        $13,042  $13,190  $13,349  $12,988  $13,405  $13,971  $13,651  $13,918  $13,416  $13,577  $13,923  $14,474
Schwab 1000 Index       $13,169  $13,326  $13,488  $13,127  $13,558  $14,147  $13,825  $14,095  $13,590  $13,767  $14,121  $14,700
S&P 500 Index           $12,837  $13,001  $13,213  $12,889  $13,312  $13,856  $13,518  $13,821  $13,318  $13,514  $13,864  $14,404

                         Mar-95   Apr-95   May-95   Jun-95   Jul-95   Aug-95   Sep-95   Oct-95   Nov-95   Dec-95   Jan-96   Feb-96
Schwab 1000 Fund        $14,852  $15,219  $15,770  $16,191  $16,807  $16,936  $17,606  $17,520  $18,276  $18,547  $19,095  $19,379
Schwab 1000 Index       $15,094  $15,476  $16,048  $16,490  $17,111  $17,245  $17,949  $17,859  $18,646  $18,924  $19,499  $19,789
S&P 500 Index           $14,829  $15,264  $15,874  $16,242  $16,779  $16,821  $17,531  $17,468  $18,233  $18,585  $19,217  $19,396

                         Mar-96   Apr-96   May-96   Jun-96   Jul-96   Aug-96   Sep-96   Oct-96   Nov-96   Dec-96   Jan-97   Feb-97
Schwab 1000 Fund        $19,554  $19,883  $20,354  $20,299  $19,335  $19,861  $20,967  $21,394  $22,938  $22,549  $23,846  $23,935
Schwab 1000 Index       $19,980  $20,321  $20,812  $20,779  $19,794  $20,327  $21,465  $21,899  $23,485  $23,103  $24,442  $24,528
S&P 500 Index           $19,582  $19,870  $20,380  $20,458  $19,553  $19,966  $21,090  $21,672  $23,310  $22,848  $24,274  $24,464


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The performance graph compares a hypothetical $10,000 investment in the Schwab 1000 Fund since inception with hypothetical investments in the Schwab 1000 Index and the S&P 500. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged and investors cannot invest in an index directly, therefore indices, unlike the Fund, do not reflect advisory fees and other expenses associated with an investment in the Fund. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.46% through at least 2/28/2000. Without fee waivers and guarantees, the Fund's total return for each period would have been lower.

Q. HOW DID THE PERFORMANCE OF THE SCHWAB 1000 INDEX(R) COMPARE TO THE S&P 500(R) INDEX DURING THE REPORTING PERIOD?

A. The total return of the Schwab 1000 Index continued to exceed the S&P 500 by a slim margin on an inception-to-date basis, however, the S&P 500 marginally outperformed the Schwab 1000 Index during the reporting period. The total return for the S&P 500 for the six-month period was 22.53% versus 20.67% for the Schwab 1000 Index. The reason for the difference is that large-cap stocks outperformed mid-cap stocks, which comprise a portion of the Schwab 1000 Index.

Since the two indices are constructed very differently, performance variance between the two indices is a normal and anticipated occurrence. The S&P 500 Index includes 500 large market capitalization stocks as determined by the Standard & Poor's Index Committee. Stocks in the S&P 500 Index are chosen based on market size, liquidity and industry group representation. The Schwab 1000 Index is a broader representation of the U.S. stock market, composed of the common stocks of the 1,000 largest operating U.S. corporations (excluding investment companies) based on market capitalization.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE BETWEEN THE PERFORMANCE OF THE SCHWAB 1000 FUND(R) AND THE SCHWAB 1000 INDEX?

A. Unlike the Fund, the Index does not incur management and other Fund costs which reduce returns to the shareholders. Conversely, the Fund, unlike the Index, holds a small portion of its assets in cash to meet shareholder redemptions and to pay Fund expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the precise weighting of any particular security in the Fund can be greater or less than in the Index.

Another factor accounting for the difference in performance is the Fund's goal of minimizing capital gain distributions. In order to avoid excessive realization of capital gains, the Fund may continue to hold certain stocks that are no longer in the Index. Depending on the performance of these non-Index stocks, this practice may have a positive or negative impact on the Fund. Lastly, unlike the Index, the Fund incurs trading costs when it buys or sells stocks. Recently, a change from semi-annual rebalancing of the Index to annual rebalancing of the Index was implemented. As a result of this change, we anticipate that the Fund's trading costs may decrease and shareholder returns may be enhanced.

Taken together, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's "tracking error." The tracking error for the Fund during the reporting period was 0.16%, and its average annual tracking error since 4/2/91, the Fund's inception, has been 0.48%. Given the Fund's current operating expense ratio of 0.49% during the reporting period, and the components of tracking error (as discussed above), we are very pleased with this level of tracking error.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
COMMON STOCK--99.7%
AEROSPACE/DEFENSE--1.7%
BFGoodrich Co.                                              12,400          $  504
Boeing Co.                                                 110,441          11,237
Coltec Industries Inc.+                                     18,200             332
General Dynamics Corp.                                      21,400           1,439
Litton Industries, Inc.+                                    10,500             452
Lockheed Martin Corp.                                       58,092           5,141
McDonnell Douglas Corp.                                     62,900           3,994
Northrop Grumman Corp.                                      15,900           1,155
Raytheon Co.                                                68,400           3,223
Sundstrand Corp.                                            14,600             637
Textron Inc.                                                27,700           2,732
United Technologies Corp.                                   74,400           5,599
                                                                            ------
                                                                            36,445
                                                                            ------
AIR TRANSPORTATION--0.4%
AMR Corp.+                                                  25,100           1,973
Atlas Air Inc.+                                              7,000             141
Comair Holdings, Inc.                                       12,000             248
Continental Airlines Inc.+                                  14,400             412
Delta Airlines, Inc.                                        22,200           1,787
Northwest Airlines Corporation Class A+                     24,500             867
Southwest Airlines Co.                                      36,400             855
UAL Corp.+                                                  21,600           1,226
USAir Group, Inc.+                                          16,500             326
                                                                            ------
                                                                             7,835
                                                                            ------
ALCOHOLIC BEVERAGES--0.4%
Anheuser-Busch Companies, Inc.                             151,800           6,755
Brown-Forman Corp. Class B                                  25,500           1,141
                                                                            ------
                                                                             7,896
                                                                            ------
APPAREL--0.6%
Fruit of the Loom, Inc. Class A+                            18,800             768
Jones Apparel Group, Ltd.+                                  28,600           1,062
Liz Claiborne, Inc.                                         17,500             709
Nautica Enterprises+                                        10,000             250
NIKE, Inc. Class B                                          86,600           6,224
Nine West Group, Inc.+                                       7,700             362
Reebok International Ltd.                                   16,700             781
Russell Corp.                                                5,900             222
Unifi, Inc.                                                 16,925             539
V.F. Corp.                                                  18,800           1,307
Warnaco Group, Inc.                                         13,600             434
                                                                            ------
                                                                            12,658
                                                                            ------

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
AUTOMOTIVE PRODUCTS--0.2%
Bandag, Inc.                                                 4,000          $  195
Cooper Tire & Rubber Co.                                    19,500             388
Danaher Corp.                                               17,400             753
Goodyear Tire & Rubber Co.                                  48,900           2,579
Lear Corp.+                                                 26,000           1,014
                                                                            ------
                                                                             4,929
                                                                            ------
BANKS--8.8%
Amsouth Bancorporation                                      21,200           1,087
Banc One Corp.                                             126,621           5,587
Bancorp Hawaii, Inc.                                        10,175             448
Bank of Boston Corp.                                        52,420           3,951
Bank of New York Co., Inc.                                 115,000           4,456
BankAmerica Corp.                                          111,695          12,705
Bankers Trust New York Corp.                                27,300           2,477
Barnett Banks, Inc.                                         59,676           2,760
CCB Financial Corp.                                          4,500             309
Central Fidelity Banks, Inc.                                12,825             374
Centura Banks, Inc.                                          8,000             350
Chase Manhattan Corp. (New)                                132,830          13,300
Citicorp                                                   142,500          16,632
Comerica Inc.                                               31,864           1,916
Commerce Bancshares, Inc.                                    7,408             352
Compass Bancshares, Inc.                                     8,850             395
CoreStates Financial Corp.                                  66,592           3,504
Crestar Financial Corp.                                     38,800           1,426
Dauphin Deposit Bank & Trust Co.                            10,000             424
Deposit Guaranty Corp.                                      12,000             369
Dime Bancorp Inc. (New)+                                    24,926             436
Fifth Third Bancorp                                         33,975           2,833
First American Corp.                                        21,900           1,371
First Bank System, Inc.                                     44,109           3,463
First Chicago NBD Corp.                                     98,321           5,752
First Commerce Corp.                                        10,562             438
First Commercial Corp.                                       9,000             356
First Empire State Corp.                                     2,500             809
First Hawaiian, Inc.                                        10,000             333
First of America Bank Corp.                                  8,800             564
First Security Corp.                                        19,612             684
First Tennessee National Corp.                              16,300             762
First Union Corp.                                           85,993           7,546
First Virginia Banks, Inc.                                   9,750             514
Firstar Corp.                                               39,000           1,194
Firstmerit Corp.                                             5,400             217
Fleet Financial Group, Inc.                                 84,580           5,159
Hibernia Corp. Class A                                      35,000             486
Huntington Bancshares, Inc.                                 48,512           1,383

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
J.P. Morgan & Co., Inc.                                     57,000        $  5,992
KeyCorp, Inc.                                               68,423           3,661
Marshall & Ilsley Corp.                                     32,828           1,297
MBNA Corp.                                                 104,550           3,346
Mellon Bank Corp.                                           40,472           3,253
Mercantile Bancorp Inc.                                     14,450             836
Mercantile Bankshares Corp.                                 10,450             388
National City Corp.                                         74,240           3,749
NationsBank Corp.                                          241,470          14,458
Northern Trust Corp.                                        33,900           1,441
Norwest Corp.                                              116,788           5,810
Old Kent Financial Corp.                                    17,120             858
Old National Bancorp                                         7,500             278
People's Bank, Bridgeport                                   12,000             414
PNC Bank Corp.                                             104,730           4,438
Provident Bancorp, Inc.                                     10,200             380
Regions Financial Corp.                                     22,850           1,345
Republic New York Corp.                                     16,400           1,523
Signet Banking Corp.                                        15,300             486
Southern National Corp.                                     28,750           1,118
Southtrust Corp.                                            25,125             996
Star Banc Corp.                                             21,300             836
State Street Boston Corp.                                   26,600           2,138
Summit Bancorp                                              32,900           1,571
SunTrust Banks, Inc.                                        67,200           3,452
Synovus Financial Corp.                                     40,650           1,418
U.S. Bancorp                                                47,891           2,365
Union Bank of San Francisco                                 19,400           1,169
Union Planters Corp.                                        23,900           1,070
Wachovia Corp.                                              50,820           3,094
Wells Fargo & Co.                                           28,000           8,519
Wilmington Trust Co.                                        14,200             643
Zions Bancorporation                                         2,900             361
                                                                           -------
                                                                           189,825
                                                                           -------
BUSINESS MACHINES & SOFTWARE--7.8%
3COM Corp.+                                                 51,500           1,705
Adobe Systems, Inc.                                         19,800             723
Amdahl Corp.+                                               32,100             317
Apple Computer, Inc.+                                       35,900             583
Autodesk, Inc.                                              12,200             413
Bay Networks, Inc.+                                         51,423             977
BMC Software, Inc.+                                         34,200           1,464
Cabletron Systems, Inc.+                                    42,500           1,275
Ceridian Corp.+                                             17,480             684
Cirrus Logic, Inc.+                                         12,200             165
Cisco Systems, Inc.+                                       197,100          10,964
Citrix Systems Inc.+                                         8,000             101

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Compaq Computer Corp.+                                      84,300         $ 6,681
Computer Associates International, Inc.                    116,775           5,080
Computer Sciences Corp.+                                    22,598           1,525
Compuware Corp.+                                            12,700             791
Dell Computer Corp.+                                        54,600           3,883
Diebold, Inc.                                               25,818           1,084
Digital Equipment Corp.+                                    50,400           1,651
Electronic Arts, Inc.+                                      11,400             356
Electronics For Imaging Inc.+                               15,000             578
EMC Corp.+                                                  73,900           2,660
Gateway 2000, Inc.+                                         24,000           1,410
Hewlett-Packard Co.                                        316,500          17,724
Honeywell Inc.                                              40,800           2,902
Informix Corp.+                                             40,700             707
International Business Machines Corp.                      159,700          22,957
Intuit, Inc.+                                               11,800             267
Iomega Corp.+                                               39,000             605
Komag, Inc.+                                                27,200             816
Lexmark International Group, Inc. Class A+                  20,000             558
McAfee Associates, Inc.+                                    14,400             661
Microchip Technology, Inc.+                                 30,000           1,121
Micron Electronics+                                         20,000             388
Microsoft Corp.+                                           364,200          35,505
Netscape Communications Corp.+                              25,700             749
Network General Corp.+                                      11,000             243
Novell, Inc.+                                              104,000           1,053
Oracle Systems Corp.+                                      202,975           7,967
Parametric Technology Corp.+                                37,700           2,125
Peoplesoft, Inc.+                                           32,800           1,308
Pitney Bowes Inc.                                           49,300           3,063
Quantum Corp.+                                              17,200             684
Rational Software Corp.+                                    10,000             259
Read-Rite Corp.+                                            14,000             430
Remedy Corp.+                                                8,000             307
Seagate Technology, Inc.+                                   87,060           4,114
Security Dynamics Technologies, Inc.+                        8,000             220
Shiva Corp.+                                                 8,400             140
Silicon Graphics, Inc.+                                     47,900           1,156
Sterling Software, Inc.+                                    13,800             395
Storage Technology Corp.+                                   14,800             618
Sun Microsystems, Inc.+                                    114,000           3,520
Sybase, Inc.+                                               15,120             248
Synopsys, Inc.+                                              9,800             350
Tandem Computers Inc.+                                      47,800             598
Technology Data Corp.+                                      13,000             312
U.S. Robotics Inc.                                          27,400           1,529
Unisys Corp.+                                               69,900             472

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Western Digital Corp.+                                      16,700         $   985
Xerox Corp.                                                107,500           6,719
                                                                           -------
                                                                           168,845
                                                                           -------
BUSINESS SERVICES--2.9%
Accustaff Inc.+                                             30,000             623
Affiliated Computer Services Inc.+                          11,000             227
America Online, Inc.+                                       36,700           1,376
American Management Systems, Inc.+                          11,000             193
APAC Teleservices, Inc.+                                    14,000             417
Apollo Group Inc.+                                          15,000             405
Automatic Data Processing, Inc.                             91,400           3,896
Browning-Ferris Industries, Inc.                            71,200           2,234
Cadence Design Systems, Inc.+                               19,875             733
Cambridge Technology Partners+                              12,000             288
Camco International, Inc.+                                   8,000             309
Catalina Marketing Corp.+                                    6,000             302
Cintas Corp.                                                16,100             869
Cognizant Corp.                                             47,600           1,660
Comdisco, Inc.                                              22,022             685
Concord EFS, Inc.+                                          14,850             352
Corrections Co.+                                            18,000             513
Credit Acceptance Corp.+                                     7,000             149
Deluxe Corp.                                                20,400             645
DST Systems, Inc.+                                          15,000             493
Dun & Bradstreet Corp.                                      47,600           1,166
Ecolab Inc.                                                 14,400             545
Equifax Inc.                                                39,000           1,160
First Data Corp.                                           137,302           5,023
Fiserv, Inc.+                                                8,975             294
Foundation Health Corp.+                                    12,200             461
Gartner Group Inc. Class A+                                 24,300             644
Gtech Holdings Corp.+                                       15,700             493
H & R Block, Inc.                                           34,700           1,019
HBO & Co.                                                   24,600           1,418
Health Care & Retirement Corp.+                             10,050             273
Health Management Associates, Inc. Class A+                 39,168           1,038
Healthcare Compare Corp.+                                    6,000             256
Ikon Office Solutions                                       41,400           1,708
Interpublic Group of Companies, Inc.                        29,900           1,499
John H. Harland Co.                                         10,000             303
Keane, Inc.+                                                10,000             353
Kelly Services, Inc. Class A                                 5,525             152
Manpower, Inc.                                              19,500             736
Medpartners Inc.+                                           49,144           1,081
National Data Corp.                                         10,000             351
National Service Industries, Inc.                           12,200             464
NCR Corp.+                                                  29,451             972

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Olsten Corp.                                                22,275          $  398
Omnicom Group, Inc.                                         29,100           1,444
Paychex, Inc.                                               22,725             989
PHH Corp.                                                    9,000             431
Phycor, Inc.+                                               12,300             374
Quorum Health Group, Inc.+                                  13,100             411
R.R. Donnelley & Sons Co.                                   52,500           1,621
Republic Industries, Inc.+                                  66,700           2,368
Reynolds & Reynolds Co. Class A                             20,400             571
Robert Half International, Inc.+                            23,100             962
Service Corp. International                                 67,400           1,955
Shared Medical Systems Corp.                                 7,600             415
Steris Corp.+                                                9,000             227
Stewart Enterprises, Inc. Class A                           13,050             461
Sungard Data Systems, Inc.+                                  8,800             447
SUPERVALU Inc.                                              15,800             490
Total System Services, Inc.                                 46,800           1,439
U.S. Office Products Co.+                                   23,000             736
U.S.A. Waste Services Inc.+                                 41,550           1,496
Unisource Worldwide Inc.+                                   20,700             445
United Waste System, Inc.+                                   9,000             324
Value Health, Inc.+                                          9,082             218
Vencor, Inc.+                                               15,775             546
Viad Corp.                                                  20,100             322
Wallace Computer Service, Inc.                              23,800             806
Wellpoint Health Networks, Inc. Class A+                    18,175             779
Wheelabrator Technologies, Inc.                             37,300             532
WMX Technologies, Inc.                                     149,000           4,712
                                                                            ------
                                                                            63,697
                                                                            ------
CHEMICAL--3.3%
Air Products & Chemicals, Inc.                              36,100           2,676
Albemarle Corp.                                             15,400             302
Arcadian Corp.+                                             12,000             314
Arco Chemical Co.                                           25,600           1,210
Betz Laboratories, Inc.                                     12,500             811
Cabot Corp.                                                 17,800             418
Crompton & Knowles Corp.                                    22,000             418
Cytec Industries, Inc.+                                     13,755             545
Dow Chemical Co.                                            74,000           5,994
E.I. du Pont de Nemours & Co.                              171,700          18,413
Eastman Chemical Co.                                        23,725           1,308
Ethyl Corp.                                                 31,300             286
Great Lakes Chemical Corp.                                  21,700           1,006
Hercules Inc.                                               29,300           1,362
International Specialty Products Inc.+                      15,400             206
Lubrizol Corp.                                              15,600             540
Lyondell Petrochemical Co.                                  16,300             385

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
M.A. Hanna Co.                                              10,725          $  223
Millennium Chemicals Inc.+                                  24,000             459
Minnesota Mining & Manufacturing Co.                       129,900          11,951
Monsanto Co.                                               180,500           6,566
Morton International, Inc.                                  46,900           1,935
Nalco Chemical Co.                                          14,800             544
Olin Corp.                                                  10,000             400
PPG Industries, Inc.                                        55,500           3,108
Praxair, Inc.                                               47,100           2,290
Rohm & Haas Co.                                             30,300           2,788
RPM, Inc.                                                   35,875             632
Sigma-Aldrich Corp.                                         35,000           1,072
Union Carbide Corp.                                         37,000           1,748
Valspar Corp.                                               10,800             618
W.R. Grace & Co. (New)                                      24,900           1,320
Witco Corp.                                                 12,900             397
                                                                            ------
                                                                            72,245
                                                                            ------
CONSTRUCTION--0.5%
Armstrong World Industries, Inc.                            16,400           1,130
Centex Corp.                                                 9,000             363
Clayton Homes, Inc.                                         26,346             375
Crane Co.                                                   21,900             714
Fluor Corp.                                                 27,000           1,638
Lafarge Corp.                                               16,100             374
Martin Marietta Materials, Inc.                             21,400             564
Oakwood Homes Corp.                                         14,000             277
Owens Corning                                               11,600             492
Schuller Corp.                                              49,300             585
Sherwin-Williams Co.                                        27,500           1,543
Stanley Works                                               36,800           1,408
USG Corp.+                                                  11,700             412
Vulcan Materials Co.                                         7,800             505
                                                                            ------
                                                                            10,380
                                                                            ------
CONSUMER-DURABLE--0.4%
Black & Decker Corp.                                        29,500             933
Harman International Industries, Inc.                        5,600             256
Leggett & Platt, Inc.                                       33,300           1,195
Masco Corp.                                                 51,400           1,805
Maytag Corp.                                                22,800             502
Newell Co.                                                  51,674           1,917
Shaw Industries, Inc.                                       30,100             391
Snap-on Inc.                                                15,150             589
Sunbeam Corp.                                               21,100             578
Whirlpool Corp.                                             21,100           1,066
                                                                            ------
                                                                             9,232
                                                                            ------

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
CONSUMER-NONDURABLE--1.0%
American Greetings Corp. Class A                            29,200          $  905
Boston Chicken, Inc.+                                       15,600             511
Brinker International, Inc.+                                20,225             240
Corning Inc.                                                75,800           2,852
Cracker Barrel Old Country Store, Inc.                      20,900             570
Darden Restaurants, Inc.                                    38,600             280
First Brands Corp.                                           6,400             159
Hasbro, Inc.                                                23,150             990
Lancaster Colony Corp.                                       5,300             242
Lone Star Steakhouse & Saloon, Inc.+                         7,400             196
Mattel, Inc.                                                89,220           2,219
McDonald's Corp.                                           215,200           9,308
Outback Steakhouse, Inc.+                                   11,250             269
Premark International, Inc.                                 17,300             409
Rubbermaid Inc.                                             54,000           1,289
Starbucks Corp.+                                            20,500             689
U.S. Industries Inc.+                                       15,000             549
Wendy's International, Inc.                                 33,500             695
                                                                            ------
                                                                            22,372
                                                                            ------
CONTAINERS--0.2%
Bemis Co., Inc.                                             13,400             554
Crown Cork & Seal Co., Inc.                                 43,600           2,421
Jefferson Smurfit Corp.+                                    25,900             353
Owens-Illinois, Inc.+                                       30,900             745
Sealed Air Corp.+                                            9,600             395
Sonoco Products, Inc.                                       21,310             559
Stone Container Corp.                                       22,112             287
                                                                            ------
                                                                             5,314
                                                                            ------
ELECTRONICS--5.3%
Adaptec, Inc.+                                              30,400           1,157
ADC Telecommunications, Inc.+                               35,400             956
Advanced Micro Devices, Inc.+                               37,300           1,338
Altera Corp.+                                               32,200           1,461
American Power Conversion Corp.+                            33,500             699
AMP Inc.                                                    61,300           2,383
Amphenol Corp. Class A+                                      6,500             166
Analog Devices, Inc.+                                       49,400           1,149
Applied Materials, Inc.+                                    59,700           3,022
Arrow Electronics, Inc.+                                    11,400             640
Ascend Communications, Inc.+                                33,900           1,771
Atmel Corp.+                                                30,200           1,129
Avnet, Inc.                                                 17,100           1,069
AVX Corp. (New)+                                            26,000             575
Cascade Communications Corp.+                               25,300             781
Cypress Semiconductor Corp.+                                15,600             207
Electronic Data Systems Corp.                              149,800           6,760

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
ESS Technology+                                             12,000         $   316
Fore Systems, Inc.+                                         23,400             784
General Instrument Corp.+                                   37,000             879
General Signal Corp.                                        11,600             506
Glenayre Technologies, Inc.+                                14,600             193
Harris Corp.                                                18,300           1,350
Imation Corp.+                                              10,760             286
Integrated Device Technology, Inc.+                         24,000             264
Intel Corp.                                                250,800          35,578
KLA Instruments Corp.+                                      22,400             934
Lattice Semiconductor Corp.+                                 7,000             334
Linear Technology Corp.                                     18,700             844
LSI Logic Corp.+                                            45,100           1,556
Lucent Technologies, Inc.+                                 198,727          10,706
Maxim Integrated Products, Inc.+                            14,600             725
Micron Technology, Inc.                                     59,500           2,231
Molex Inc.                                                  33,445           1,196
Molex Inc. Class A                                          12,366             411
Motorola, Inc.                                             180,900          10,108
National Semiconductor Corp.+                               49,300           1,288
Perkin Elmer Corp.                                          12,800             909
Pittway Corp.                                                6,750             358
Qualcomm, Inc.+                                             24,700           1,375
Rockwell International Corp. (New)+                         64,800           4,196
SCI Systems, Inc.+                                           9,000             482
Scientific-Atlanta, Inc.                                    24,700             414
Sensormatic Electronics Corp.                               27,150             468
Solectron Corp.+                                            16,800             888
Symbol Technologies, Inc.+                                   7,700             387
Tektronix, Inc.                                              7,600             371
Tele-Communications International Series A+                 35,000             473
Teradyne, Inc.+                                             17,900             488
Texas Instruments, Inc.                                     58,800           4,535
Thermo Electron Corp.+                                      39,137           1,336
Thomas & Betts Corp.                                        19,400             866
Varian Associates, Inc.                                      9,300             537
Vishay Intertechnology, Inc.+                               12,810             293
Vitesse Semiconductor Corp.+                                 7,000             294
VLSI Technology, Inc.+                                      14,000             262
Xilinx, Inc.+                                               17,400             785
                                                                           -------
                                                                           115,469
                                                                           -------
ENERGY-DEVELOPMENT--1.6%
Anadarko Petroleum Corp.                                    19,700           1,108
Apache Corp.                                                30,100             974
Baker Hughes, Inc.                                          41,200           1,463
Barrett Resources Corp.+                                    10,000             329
BJ Services Co.+                                            10,000             398

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Burlington Resources, Inc.                                  33,000         $ 1,448
Chesapeake Energy Corp.+                                    15,000             311
Cooper Cameron Corp.+                                        7,500             491
Devon Energy Corp.                                          10,000             313
Diamond Offshore Drilling, Inc.+                            20,300           1,198
Dresser Industries, Inc.                                    61,060           1,855
Energy Ventures, Inc.+                                      13,800             704
Enron Oil & Gas Co.                                         41,100             832
Ensco International Inc.+                                   26,400           1,145
Enserch Explorations, Inc.+                                 38,000             366
Falcon Drilling, Inc.+                                      12,000             407
Flores & Rucks, Inc.+                                        6,000             270
Global Marine, Inc.+                                        51,500             959
Halliburton Co.                                             38,700           2,501
Helmerich & Payne, Inc.                                     10,000             423
Louisiana Land & Exploration Co.                             8,700             415
Mapco Petroleum Co.                                         31,400             997
Mitchell Energy & Development Corp. Class A                  8,000             168
Nabors Industries, Inc.+                                    21,100             324
NGC Corp.                                                   56,000           1,106
Noble Affiliates, Inc.                                      19,400             757
Noble Drilling Corp.+                                       30,000             533
Occidental Petroleum Corp.                                 108,900           2,776
Parker & Parsley Petroleum Co.                               9,400             277
Reading & Bates Corp.+                                      18,500             449
Rowan Companies, Inc.+                                      22,000             437
Tidewater, Inc.                                             15,000             645
Transocean Offshore, Inc.                                   18,000           1,006
Union Pacific Resources Group                               75,354           1,837
Union Texas Petroleum Holding, Inc.                         21,100             390
United Meridian Corp.+                                       7,500             226
Valero Energy Corp.                                         19,600             617
Vastar Resources                                            29,800             864
Weatherford International, Inc.+                            21,400             642
Western Atlas, Inc.+                                        26,600           1,619
                                                                            ------
                                                                            33,580
                                                                            ------
FOOD-AGRICULTURE--5.5%
Archer-Daniels Midland Co.                                 163,443           3,024
Campbell Soup Co.                                           71,100           6,408
Coca-Cola Co.                                              758,100          46,243
Coca-Cola Enterprises, Inc.                                 41,200           2,544
ConAgra, Inc.                                               71,024           3,764
CPC International, Inc.                                     43,700           3,676
Dean Foods Co.                                               6,150             201
Dole Food Co., Inc.                                         13,100             501
Flowers Industries, Inc.                                    15,000             347
General Mills, Inc.                                         46,500           3,034

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
H.J. Heinz Co.                                             113,100        $  4,708
Hershey Foods Corp.                                         45,800           2,090
Hormel Foods Corp.                                          19,100             501
IBP, Inc.                                                   20,400             474
IMC Global, Inc.                                            24,760             864
Interstate Bakeries Corp.                                   18,600             870
Kellogg Co.                                                 65,900           4,514
McCormick & Co., Inc.                                       15,400             364
Nabisco Holdings Corp.                                      14,000             576
Pepsico, Inc.                                              470,600          15,471
Pioneer Hi-Bred International, Inc.                         26,500           1,805
Quaker Oats Co.                                             56,600           2,031
Ralston Purina Co.                                          32,300           2,653
Richfood Holdings, Inc.                                     12,750             269
Sara Lee Corp.                                             144,400           5,596
Sysco Corp.                                                 60,700           2,109
Terra Industries, Inc.                                      11,100             151
Tyson Foods, Inc. Class A                                   69,300           1,403
Universal Corp.                                              9,500             299
Whitman Corp.                                               23,900             562
Wm. Wrigley Jr. Co.                                         35,000           2,096
                                                                           -------
                                                                           119,148
                                                                           -------
GOLD--0.2%
Battle Mountain Gold Co.                                    66,000             487
Homestake Mining Co.                                        37,800             624
Newmont Gold Co.                                            28,600           1,394
Newmont Mining Corp.                                        26,132           1,241
Santa Fe Pacific Gold Corp.                                 53,720           1,007
                                                                           -------
                                                                             4,753
                                                                           -------
HEALTHCARE--10.1%
Abbott Laboratories                                        240,700          13,539
Allegiance Corp.                                            14,920             394
Allergan, Inc.                                              15,700             534
ALZA Corp.+                                                 27,600             783
American Home Products Corp.                               193,300          12,371
Amgen, Inc.+                                                85,200           5,208
Bausch & Lomb, Inc.                                         13,100             490
Baxter International, Inc.                                  84,600           3,892
Beckman Instruments, Inc.                                    4,300             178
Becton, Dickinson & Co.                                     35,800           1,763
Bergen Brunswig Corp.                                        6,483             208
Beverly Enterprises, Inc.+                                  18,400             265
Biogen, Inc.+                                               26,000           1,281
Biomet, Inc.                                                25,900             395
Boston Scientific Corp.+                                    58,471           3,874
Bristol-Myers Squibb Co.                                   152,600          19,914
C.R. Bard, Inc.                                             13,600             372

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Cardinal Health, Inc.                                       29,793        $  1,832
Centocor, Inc.+                                             20,600             780
Chiron Corp.+                                               49,612           1,029
Columbia/HCA Healthcare Corp.                              209,258           8,789
Dentsply International, Inc.                                 4,100             214
Dura Pharmaceuticals, Inc.+                                  9,000             303
Eli Lilly & Co.                                            171,084          14,948
Forest Laboratories, Inc.+                                   9,300             355
Genentech Inc.+                                             34,300           1,891
Genzyme Corp. (General Division)+                           28,800             742
Guidant Corp.                                               27,168           1,820
Healthsouth Corp.+                                          53,600           2,157
Humana Inc.+                                                46,500             913
Idexx Corp.+                                                 9,800             365
Interneuron Pharmaceuticals, Inc.+                          10,500             287
Ivax Corp.                                                  29,700             364
Johnson & Johnson                                          406,800          23,442
Jones Medical Industries, Inc.                              10,800             327
Lincare Holdings, Inc.+                                      7,500             323
Mallinckrodt Inc.                                           25,600           1,088
Manor Care, Inc.                                            14,550             387
McKesson Corp. (New)                                        12,500             828
Medtronic, Inc.                                             71,100           4,604
Merck & Co., Inc.                                          367,554          33,815
Mylan Laboratories, Inc.                                    25,550             428
Nellcor, Inc.+                                              15,000             261
Omnicare, Inc.                                              26,600             705
Pacificare Health Systems, Inc. Class A+                       588              47
Pacificare Health Systems, Inc. Class B+                    18,148           1,520
Pfizer, Inc.                                               199,900          18,316
Quintiles Transnational Corp.+                              11,000             719
R.P. Scherer Corp.+                                          3,600             208
Rhone-Poulenc Rorer, Inc.                                   44,500           3,160
Schering Plough Corp.                                      114,600           8,781
St. Jude Medical, Inc.+                                     26,450           1,045
Stryker Corp.                                               36,600           1,061
Sybron International Corp.+                                  9,800             292
Tenet Healthcare Corp.+                                    112,373           3,048
Thermo Cardiosystems, Inc.+                                  7,500             210
U.S. Surgical Corp.                                         15,300             652
United Healthcare Co.                                       60,200           3,002
Vivra, Inc.+                                                11,000             327
Warner Lambert Co.                                          80,400           6,754
Watson Pharmaceuticals+                                      9,500             414
                                                                           -------
                                                                           218,014
                                                                           -------

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
HOUSEHOLD PRODUCTS--2.5%
Alberto-Culver Co. Class B                                  24,000          $  684
Avon Products, Inc.                                         45,200           2,633
Clorox Co.                                                  19,300           2,306
Colgate-Palmolive Co.                                       47,500           4,916
Dial Corp. (New)                                            20,100             302
Estee Lauder Companies Class A+                             18,000             837
Gillette Co.                                               172,705          13,665
International Flavors & Fragrances, Inc.                    32,500           1,507
Procter & Gamble Co.                                       208,600          25,058
Tambrands, Inc.                                              8,900             383
Tupperware Corp.                                            18,500             828
                                                                            ------
                                                                            53,119
                                                                            ------
IMAGING & PHOTO--0.5%
C-Cube Microsystems, Inc.+                                   8,000             233
Eastman Kodak Co.                                          101,900           9,133
Polaroid Corp.                                              10,700             452
                                                                            ------
                                                                             9,818
                                                                            ------
INSURANCE--4.5%
Aetna Inc.                                                  48,665           4,033
AFLAC Inc.                                                  39,825           1,608
Alleghany Corp.+                                             2,896             618
Allmerica Financial Corp.+                                  30,000           1,121
Allmerica Property & Casualty Companies, Inc.               24,700             775
Allstate Financial Corp.                                   134,624           8,532
AMBAC, Inc.                                                 10,400             694
American Bankers Insurance Group, Inc.                       6,100             336
American General Corp.                                      64,500           2,798
American International Group, Inc.                         142,025          17,184
American National Insurance Co.                              7,900             652
Aon Corp.                                                   33,850           2,145
Chubb Corp.                                                 55,100           3,230
CIGNA Corp.                                                 24,700           3,776
Cincinnati Financial Corp.                                  16,538           1,143
CNA Financial Corp.+                                        18,400           2,047
Conseco, Inc.                                               60,640           2,380
Equitable Companies, Inc.                                   61,100           1,917
Equitable of Iowa (New)                                     14,700             781
Erie Indemnity Co. Class A+                                 40,000           1,240
Everest Reinsurance Holdings+                               15,000             473
General Re Corp.                                            27,700           4,699
Health Systems International, Inc.+                         10,400             306
ITT Hartford Group Inc.                                     35,900           2,693
Jefferson-Pilot Corp.                                       21,150           1,248
Liberty Financial Corp.                                      7,000             299
Lincoln National Corp.                                      33,900           1,970
Marsh & McLennan Companies, Inc.                            21,400           2,504

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
MBIA Corp.                                                  13,500         $ 1,318
Mercury General Corp.                                       12,200             749
MGIC Investment Corp.                                       17,700           1,392
Ohio Casualty Corp.                                          5,300             210
Old Republic International Corp.                            30,850             837
Oxford Health Plans, Inc.+                                  21,900           1,221
Paul Revere Corp.                                           18,900             787
Penncorp Financial Group, Inc.                               9,000             315
PMI Group, Inc.                                             10,400             569
Progressive Corp.                                           23,900           1,580
Protective Life Corp.                                       13,800             593
Provident Companies Inc.                                    12,000             654
Providian Corp.                                             25,400           1,419
Reliance Group Holdings, Inc.                               34,000             370
Reliastar Financial Corp.                                   12,500             775
Safeco Corp.                                                39,600           1,653
St. Paul Companies, Inc.                                    24,600           1,661
Sunamerica, Inc.                                            34,100           1,564
TIG Holdings, Inc.                                          16,300             583
Torchmark Corp.                                             24,850           1,463
Transamerica Corp.                                          20,500           1,796
Transatlantic Holdings, Inc.                                 5,800             489
United Insurance Companies, Inc.+                           12,000             354
Unitrin, Inc.                                               14,200             767
Unum Corp.                                                  21,708           1,669
USF&G Corp.                                                 32,700             736
USLIFE Corp.                                                15,400             733
Western National Corp.                                       9,500             219
                                                                            ------
                                                                            97,678
                                                                            ------
MEDIA--2.4%
A.H. Belo Corp. Class A                                     18,000             680
BHC Communications, Inc.                                     5,700             581
Central Newspapers, Inc. Class A                             7,000             322
Chris-Craft Industries, Inc.+                                4,555             187
Clear Channel Communications, Inc.+                         19,200             919
Comcast Corp. Special Class A                              130,688           2,336
Cox Communications, Inc. Class A+                           87,306           1,757
Dow Jones & Co., Inc.                                       46,000           1,846
E.W. Scripps Co. Class A (New)                              19,675             708
Gannett Co., Inc.                                           41,800           3,334
Harte Hanks Communications, Inc.                             9,100             235
K-III Communications Corp.+                                 38,000             485
King World Productions, Inc.+                                9,000             334
Knight-Ridder, Inc.                                         28,800           1,145
Lee Enterprises, Inc.                                        7,000             165
Lin Television Corp.+                                       10,550             438
McClatchy Newspapers, Inc. Class A                          12,000             287

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
McGraw Hill Companies, Inc.                                 32,100         $ 1,665
Meredith Corp.                                               8,000             392
New York Times Co. Class A                                  34,013           1,514
Pulitzer Publishing Co.                                      3,066             148
Readers Digest Association, Inc.                            28,800           1,076
Regal Cinemas Inc.+                                          7,500             200
SBC Communications, Inc.                                   183,728          10,562
Scholastic Corp.+                                            4,800             158
Telecommunications, Inc. Series A (Liberty Media  Group)+   78,129           1,641
Telecommunications, Inc. Series A (TCI Group)+             187,346           2,225
Time Warner, Inc.                                          171,955           7,050
Times Mirror Co. Series A                                   26,400           1,360
Tribune Co. (New)                                           44,200           1,735
Viacom, Inc. Class A+                                       18,212             635
Viacom, Inc. Class B+                                      108,074           3,810
Washington Post Co.                                          2,800             970
                                                                            ------
                                                                            50,900
                                                                            ------
MISCELLANEOUS FINANCE--4.6%
A.G. Edwards & Sons, Inc.                                   15,562             552
Advanta Corp. Class A                                       14,600             604
Alex. Brown Inc.                                             8,000             465
American Express Co.                                       148,400           9,702
Bear, Stearns & Co., Inc.                                   39,139           1,174
Beneficial Corp.                                            16,000           1,106
Berkshire Hathaway, Inc.+                                      369          13,100
Capital One Financial Corp.                                 17,000             676
Charles Schwab Corp. (see Note 6)                           48,800           1,830
Charter One Financial, Inc.                                 13,125             625
Countrywide Credit Industries, Inc.                         25,985             757
Dean Witter Discover and Company                            97,990           3,760
Donaldson Lufkin & Jenrette+                                17,300             744
Federal Home Loan Mortgage Corp.                           218,400           6,497
Federal National Mortgage Assoc.                           333,000          13,318
Finova Group, Inc.                                          10,800             825
First USA, Inc.                                             36,400           1,770
Franklin Resources, Inc.                                    36,300           2,124
Glendale Federal Bank (New)+                                14,000             373
Golden West Financial Corp.                                 19,200           1,301
GP Financial Corp.                                          14,100             846
Great Western Financial Corp.                               46,800           2,053
Green Tree Financial Corp.                                  44,000           1,650
H.F. Ahmanson & Co.                                         40,300           1,657
Household International, Inc.                               31,000           3,003
Lehman Brothers Holdings Inc.                               34,880           1,173
Leucadia National Corp.                                     13,000             346
Mercury Finance Co.                                         64,563             202
Merrill Lynch & Co., Inc.                                   52,300           5,021

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Money Store Inc.                                            15,000         $   388
Morgan Stanley Group, Inc.                                  45,100           2,847
PaineWebber Group Inc.                                      25,125             820
Salomon, Inc.                                               37,100           2,064
Standard Federal Bancorp.                                   10,700             617
Student Loan Marketing Assoc.                               20,100           2,128
T. Rowe Price Associates, Inc.                              13,200             582
TCF Financial Corp.                                         12,800             581
Travelers Group, Inc.                                      195,933          10,507
United Asset Management Corp.                               18,400             497
Washington Federal, Inc.                                    14,000             357
Washington Mutual, Inc.                                     24,125           1,276
Wesco Financial Corp.                                        2,100             437
                                                                           -------
                                                                           100,355
                                                                           -------
MOTOR VEHICLE--2.0%
Chrysler Corp.                                             216,600           7,337
Cummins Engine Co., Inc.                                    10,400             527
Dana Corp.                                                  36,300           1,125
Eaton Corp.                                                 25,100           1,801
Echlin Inc.                                                 13,800             478
Ford Motor Co.                                             360,500          11,851
General Motors Corp.                                       232,100          13,432
General Motors Corp. Class H                                28,000           1,652
Genuine Parts Co.                                           39,050           1,826
Harley-Davidson, Inc.                                       20,700             774
Paccar, Inc.                                                15,060             988
TRW, Inc.                                                   37,700           1,975
                                                                           -------
                                                                            43,766
                                                                           -------
NON-FERROUS--0.6%
Alumax, Inc.+                                               12,500             489
Aluminum Co. of America                                     51,000           3,634
Asarco, Inc.                                                10,800             338
Cyprus Minerals Co.                                         38,500             900
Engelhard Corp.                                             44,687             989
Freeport-McMoran Copper & Gold Inc. Class A                 29,531             963
Freeport-McMoran Copper & Gold Inc. Class B                 63,894           2,172
Phelps Dodge Corp.                                          22,200           1,587
Reynolds Metals Co.                                         21,800           1,368
                                                                           -------
                                                                            12,440
                                                                           -------
OIL-DOMESTIC--1.1%
Amerada Hess Corp.                                          27,700           1,478
Ashland, Inc.                                               18,600             779
Atlantic Richfield Co.                                      51,100           6,387
Fina, Inc.                                                   8,000             499
Kerr-McGee Corp.                                            17,000           1,065
Murphy Oil Corp.                                            11,370             527

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Oryx Energy Co.+                                            28,200          $  564
Pennzoil Co.                                                13,800             792
Phillips Petroleum Co.                                      82,700           3,422
Pogo Producing Co.                                          10,000             344
Santa Fe Energy Resources, Inc.+                            38,600             497
Sun, Inc.                                                   15,900             429
Tosco Corp.                                                 48,600           1,355
TransTexas Gas+                                             22,000             332
Ultramar Diamond Shamrock Corp.                             30,800             939
Unocal Corp.                                                71,534           2,763
USX-Marathon Group                                          81,000           2,157
                                                                            ------
                                                                            24,329
                                                                            ------
OIL-INTERNATIONAL--4.0%
Amoco Corp.                                                152,500          12,886
Chevron Corp.                                              199,400          12,861
Exxon Corp.                                                379,200          37,873
Mobil Corp.                                                119,000          14,607
Texaco, Inc.                                                81,800           8,088
                                                                            ------
                                                                            86,315
                                                                            ------
PAPER--1.4%
Boise Cascade Corp.                                         10,000             329
Bowater, Inc.                                                7,600             322
Champion International Corp.                                27,500           1,213
Consolidated Papers, Inc.                                   17,100             866
Fort Howard Co.+                                            20,000             595
Georgia-Pacific Corp.                                       27,100           2,114
International Paper Co.                                     95,100           3,970
James River Corp.                                           20,600             675
Kimberly-Clark Corp.                                        86,330           9,151
Louisiana-Pacific Corp.                                     24,000             510
Mead Corp.                                                  18,400           1,072
Potlatch Corp.                                               4,300             186
Rayonier, Inc.                                              13,875             527
St. Joe Corp.                                                9,100             706
Temple Inland, Inc.                                         19,400           1,069
Union Camp Corp.                                            26,300           1,269
Westvaco Corp.                                              28,300             835
Weyerhaeuser Co.                                            64,400           2,979
Willamette Industries, Inc.                                 17,000           1,088
                                                                            ------
                                                                            29,476
                                                                            ------
PRODUCER GOODS & MANUFACTURING--5.3%
Agco Inc.                                                   19,600             556
Airgas, Inc.+                                               20,600             397
Allied Signal Inc.                                          83,900           6,062
American Financial Group, Inc.                              24,100             904
American Standard Corp.+                                    20,000             900

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Avery Dennison Corp.                                        36,800         $ 1,486
Blyth Industries, Inc.+                                     10,000             328
Boise Cascade Office Products+                              16,400             363
Briggs & Stratton Corp.                                      4,300             188
Case Corp.                                                  23,900           1,240
Caterpillar, Inc.                                           56,800           4,452
Cooper Industries, Inc.                                     30,300           1,341
Corporate Express, Inc.+                                    34,350             644
Deere & Co.                                                 83,500           3,559
Dover Corp.                                                 34,600           1,717
Emerson Electric Co.                                        70,200           6,950
Federal Signal Corp.                                        10,066             253
FMC Corp.+                                                  13,600             935
Foster Wheeler Corp.                                         9,800             382
General Electric Co.                                       502,600          51,702
Harnischfeger Industries, Inc.                              32,100           1,408
Harsco Corp.                                                14,800             533
Herman Miller, Inc.                                          7,100             467
Hillenbrand Industries, Inc.                                27,000           1,016
Hubbell, Inc. Class B                                       15,938             675
Illinois Tool Works, Inc.                                   35,300           2,978
Ingersoll-Rand Co.                                          33,700           1,601
ITT Industries, Inc.                                        31,600             822
Johnson Controls, Inc.                                      14,300           1,205
Kennametal Inc.                                              9,700             398
Mark IV Industries, Inc.                                    14,672             341
Millipore Corp.                                             12,400             535
Nordson Corp.                                                5,300             297
Pall Corp.                                                  40,233             875
Parker-Hannifin Corp.                                       24,250           1,061
Pentair, Inc.                                                6,200             195
Precision Castparts Corp.                                    7,100             348
Prestek Inc.+                                                4,000             198
Raychem Corp.                                               15,400           1,311
Smith International, Inc.+                                  10,000             406
Tecumseh Products Co. Class A                                6,500             372
Tenneco Inc. (New)+                                         51,000           2,008
Thermo Instruments Systems, Inc.+                           26,737             909
Timken Co.                                                   9,300             487
Trinity Industries, Inc.                                    11,950             385
TRINOVA Corp.                                                7,000             260
Tyco International, Ltd.                                    47,614           2,809
U.S. Filter Corp. (New)+                                    25,000             875
Ucar International, Inc.+                                   14,000             602
W.W. Grainger, Inc.                                         15,800           1,252

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Westinghouse Electric Corp.                                179,803        $  3,102
York International Corp.                                    17,000             750
                                                                           -------
                                                                           114,840
                                                                           -------
RAILROAD--0.9%
Alexander & Baldwin, Inc.                                    6,700             179
Burlington Northern Santa Fe Corp.                          44,951           3,742
Conrail, Inc.                                               24,993           2,612
CSX Corp.                                                   65,700           3,030
Illinois Central Corp. Class A                              15,525             534
Kansas City Southern Industries, Inc.                       14,700             772
Norfolk Southern Corp.                                      41,700           3,800
Union Pacific Corp.                                         71,261           4,293
Wisconsin Central Transportation Corp.+                     12,900             463
                                                                           -------
                                                                            19,425
                                                                           -------
REAL PROPERTY--0.2%
Doubletree Corp.+                                           11,000             459
HFS, Inc.+                                                  44,000           3,014
Host Marriott Corp.+                                        67,500           1,215
Rouse Co.                                                   22,500             658
                                                                           -------
                                                                             5,346
                                                                           -------
RETAIL--4.8%
Albertson's, Inc.                                           76,800           2,707
American Stores Co.                                         46,700           2,090
AutoZone, Inc.+                                             38,500             953
Bed Bath & Beyond, Inc.+                                    24,800             645
Borders Group+                                              11,000             463
CDW Computer Centers Inc.+                                   6,400             336
Circuit City Stores, Inc.                                   25,700             803
CompUSA, Inc.+                                              26,000             520
Consolidated Stores Corp.+                                  24,250             852
Costco Companies, Inc.+                                     62,704           1,607
CUC International, Inc.+                                   114,037           2,723
CVS Corp.                                                   31,300           1,448
Dayton Hudson Corp.                                         70,500           2,961
Dillard Department Stores, Inc. Class A                     32,200             970
Dollar General Corp.                                        27,950             793
Family Dollar Stores, Inc.                                  14,000             331
Fastenal Co.                                                 9,700             352
Federated Department Stores, Inc.+                          64,200           2,231
Food Lion, Inc. Class A                                    150,450           1,194
Food Lion, Inc. Class B                                     64,800             539
Fred Meyer, Inc.+                                           10,000             396
Gap, Inc.                                                   92,000           3,036
General Nutrition Companies, Inc.+                          23,600             425
Giant Food Inc. Class A                                     13,700             447
Global Directmail Corp.+                                    10,000             335

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Great Atlantic & Pacific Tea Co., Inc.                       5,700         $   170
Hannaford Bros. Co., Inc.                                   13,300             474
Harcourt General, Inc.                                      20,200             952
Home Depot, Inc.                                           142,966           7,792
International Game Technology                               33,600             588
Intimate Brands+                                            75,000           1,463
J.C. Penney Co., Inc.                                       70,300           3,462
K Mart Corp.+                                              135,700           1,696
Kohl's Corp.+                                               18,200             837
Kroger Co.+                                                 40,200           2,131
Limited, Inc.                                               94,819           1,802
Lowe's Companies, Inc.                                      52,100           1,902
May Department Stores Co.                                   75,900           3,539
Mercantile Stores Co., Inc.                                  8,300             398
Nordstrom, Inc.                                             22,900             842
Office Depot, Inc.+                                         48,300             918
Officemax Inc.+                                             26,100             313
Payless Shoesource Inc.+                                     9,600             413
Pep Boys-Manny Moe & Jack                                   13,700             447
PETsMART, Inc.+                                             27,400             534
Revco D.S., Inc.+                                           16,000             654
Rite Aid Corp.                                              39,450           1,662
Ross Stores, Inc.                                            8,000             384
Safeway, Inc.+                                              66,300           3,191
Sears Roebuck & Co.                                        121,400           6,586
Sotheby's Holdings, Inc. Class A                            18,700             318
Southland Corp.+                                            70,000             241
Staples, Inc.+                                              58,605           1,267
Tandy Corp.                                                 18,058             910
Tiffany & Co. (New)                                         10,000             348
TJX Companies, Inc.                                         26,100           1,090
Toys 'R' Us, Inc.+                                          84,780           2,204
Viking Office Products, Inc.+                               30,200             713
Vons Companies, Inc.+                                       12,800             872
Wal Mart Stores, Inc.                                      698,500          18,419
Walgreen Co.                                                78,700           3,364
Weis Markets, Inc.                                           7,900             237
Winn Dixie Stores, Inc.                                     50,300           1,603
Woolworth Corp.+                                            50,000           1,044
                                                                           -------
                                                                           104,937
                                                                           -------
STEEL--0.2%
AK Steel Holding Corp.                                       7,500             270
Allegheny Teledyne, Inc.                                    58,280           1,486
LTV Corp.                                                   19,200             240
Nucor Corp.                                                 26,100           1,256

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
USX - U.S. Steel Group                                      19,160         $   601
Worthington Industries, Inc.                                21,700             453
                                                                           -------
                                                                             4,306
                                                                           -------
TELEPHONE--6.0%
360 Communications Co.+                                     44,944             972
Adtran, Inc.+                                                9,600             342
Air Touch Communications+                                  147,700           4,025
ALLTEL Corp.                                                60,500           2,140
Ameritech Corp.                                            171,000          10,901
Andrew Corp.                                                17,075             939
Aspect Telecommunications Corp.+                            10,000             249
AT&T Corp.                                                 501,617          20,001
Bell Atlantic Corp.                                        138,226           9,555
Bellsouth Corp.                                            303,500          14,227
Century Telephone Enterprises, Inc.                         13,750             421
Cincinnati Bell, Inc.                                       23,400           1,451
Comsat Corp. Series 1                                       17,000             446
DSC Communications Corp.+                                   31,800             668
Frontier Corp.                                              42,200             934
GTE Corp.                                                  293,900          13,740
LCI International, Inc.+                                    17,000             323
MCI Communications Corp.                                   208,100           7,440
Nextel Communications, Inc.+                                63,100             899
Nynex Corp.                                                139,200           7,169
Pacific Telesis Group                                      125,200           5,102
Paging Network, Inc.+                                       30,300             456
Pairgain Technologies Inc.+                                 24,000             710
Renaissance Commerce Corp.+                                  7,000             250
Southern New England Telecommunications Corp.               23,800             863
Sprint Corp.                                               132,334           6,021
Telephone & Data Systems, Inc.                              24,600             984
Tellabs, Inc.+                                              55,600           2,217
U.S. Cellular Corp.+                                        19,500             512
U.S. West, Inc. (Communications Group)                     147,110           5,296
U.S. West, Inc. (Media Group)+                             189,700           3,486
WorldCom Inc.+                                             263,979           7,028
                                                                           -------
                                                                           129,767
                                                                           -------
TOBACCO--2.1%
American Brands, Inc.                                       51,300           2,700
Loew's Corp.                                                33,500           3,421
Philip Morris Cos., Inc.                                   249,800          33,754
RJR Nabisco Holdings Corp.                                  83,736           3,067
UST, Inc.                                                   54,200           1,673
                                                                           -------
                                                                            44,615
                                                                           -------

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
TRANSPORTATION-MISCELLANEOUS--0.1%
Federal Express Corp.+                                      35,600         $ 1,833
Pittston Service Group                                       9,900             255
Ryder Systems, Inc.                                         19,800             624
                                                                            ------
                                                                             2,712
                                                                            ------
TRAVEL & RECREATION--1.3%
Acxiom Corp.+                                               16,000             244
Brunswick Corp.                                             28,900             827
Callaway Golf Co.                                           19,000             606
Choice Hotels Holdings, Inc.+                               14,550             224
Circus Circus Enterprises, Inc.+                            25,400             794
Extended Stay America, Inc.+                                20,400             403
Gaylord Entertainment Co. Class A                           20,359             412
Harrah's Entertainment Inc.+                                25,100             464
Hilton Hotels Corp.                                         96,200           2,417
ITT Corp. (New)+                                            38,900           2,198
La Quinta Inns, Inc.                                        19,200             379
Marriott International, Inc.                                38,100           2,019
MGM Grand, Inc.+                                            13,500             474
Mirage Resorts, Inc.+                                       49,100           1,221
Promus Hotel Corp.+                                         15,200             538
Walt Disney Co.                                            209,907          15,586
                                                                            ------
                                                                            28,806
                                                                            ------
UTILITIES--4.3%
AES Corp.+                                                  27,659           1,808
AGL Resources Inc.                                          14,600             285
Allegheny Power System, Inc.                                42,100           1,289
American Electric Power Co., Inc.                           58,900           2,459
American Water Works Co., Inc.                              19,600             458
Baltimore Gas & Electric Co.                                47,150           1,297
Boston Edison Co.                                           12,900             345
Brooklyn Union Gas Co.                                      22,350             637
Calenergy Co., Inc+                                         14,600             487
Carolina Power & Light Co.                                  50,500           1,875
Centerior Energy Corp.                                      48,600             504
Central & South West Services Corp.                         55,800           1,360
Cinergy Corp.                                               49,565           1,710
Cipsco, Inc.                                                 5,000             182
Citizens Utilities Co. Class A+                             75,966             883
CMS Energy Corp.                                            27,900             914
Coastal Corp.                                               34,300           1,561
Columbia Gas System, Inc.                                   19,100           1,122
Consolidated Edison Co. of New York, Inc.                   69,700           2,152
Consolidated Natural Gas Co.                                30,400           1,550
Delmarva Power & Light Co.                                  15,700             304
Dominion Resources, Inc.                                    57,750           2,324
DPL, Inc.                                                   38,850             957

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
DQE, Inc.                                                   17,050           $ 505
DTE Energy Co.                                              37,100           1,122
Duke Power Co.                                              59,800           2,646
Edison International                                       125,600           2,700
El Paso Natural Gas Co. (New)                               19,684           1,056
Enova Corp.                                                 43,300             969
Enron Corp.                                                 79,600           3,174
Enserch Corp.                                               24,500             515
Entergy Corp.                                               74,421           1,963
Equitable Resources, Inc.                                    5,100             151
Florida Progress Corp.                                      30,400             958
FPL Group, Inc.                                             58,200           2,648
GPU, Inc.                                                   42,600           1,491
Hawaiian Electric Industries, Inc.                           7,900             277
Houston Industries Inc.                                     69,900           1,625
Idaho Power Co.                                              5,400             167
Illinova Corp.                                              16,300             408
Ipalco Enterprises, Inc.                                    15,000             474
K N Energy, Inc.                                             7,000             277
Kansas City Power & Light Co.                               15,900             453
Ku Energy Corp.                                              5,500             165
LG&E Energy Corp.                                           25,900             641
Long Island Lighting Co.                                    36,800             846
MCN Corp.                                                   17,600             532
Midamerican Energy Holdings Co.                             34,461             569
Montana Power Co.                                            7,900             173
National Fuel Gas Co.                                       16,600             714
New England Electric Co.                                    13,800             481
New York State Electric & Gas Corp.                         16,400             381
Niagara Mohawk Power Corp.+                                 25,200             258
Nicor Inc.                                                  10,300             345
Nipsco Industries, Inc.                                     13,900             554
Noram Energy Corp.                                          52,715             791
Northeast Utilities                                         25,900             269
Northern States Power Co.                                   24,200           1,153
Ohio Edison Co.                                             54,000           1,215
Oklahoma Gas & Electric Co.                                 10,200             430
Pacific Enterprises, Inc.                                   33,300           1,016
Pacific Gas & Electric Corp.                               125,300           2,882
PacifiCorp                                                  94,500           1,949
Panhandle Eastern Corp.                                     48,000           2,046
Peco Energy Co.                                             60,500           1,361
Peoples Energy Corp.                                         9,500             322
Pinnacle West Capital Co.                                   32,300           1,009
Portland General Corp.                                      13,200             516
Potomac Electric Power Co.                                  39,500           1,002
PP&L Resources, Inc.                                        54,720           1,252
Public Service Co. of Colorado                              14,300             558

------------------------------------------------------------------------------

                                                           Number         Value
                                                          of Shares       (000s)
                                                          ---------     ----------
Public Service Enterprises                                  73,000       $   2,053
Puget Sound Power & Light Co.                               28,200             716
Questar Corp.                                               17,900             649
Scana Corp.                                                 25,800             674
Seagull Energy Corp.+                                       19,000             349
Sonat, Inc.                                                 25,600           1,178
Southern Co.                                               201,700           4,386
Southwestern Public Service Co.                             12,000             434
Teco Energy, Inc.                                           27,200             663
Texas Utilities Co.                                         63,200           2,552
Unicom Corp.                                                70,900           1,578
Union Electric Co.                                          28,400           1,090
Utilicorp United, Inc.                                      13,900             374
Washington Water Power Co.                                   7,700             141
Western Resources Inc.                                      14,231             430
Williams Companies, Inc.                                    45,090           1,973
Wisconsin Energy Corp.                                      26,000             666
                                                                         ---------
                                                                            93,378
                                                                         ---------
TOTAL COMMON STOCK
  (Cost $1,490,605)                                                      2,158,965
                                                                         ---------

PREFERRED STOCK--0.0%
Aetna, Inc 6.25% Class C (Voting)                            2,922             236
Fresenius National Medical, Inc.+                           24,900               2
                                                                         ---------

TOTAL PREFERRED STOCK
  (Cost $191)                                                                  238
                                                                         ---------

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
February 28, 1997 (Unaudited)

                                                          Maturity        Value
                                                           (000s)         (000s)
                                                          ---------     ----------
REPURCHASE AGREEMENTS--0.4%
PNC Bank, N.A.
  4.50%, Dated 02/28/97;
  Due 03/03/97, Collateralized By: Federal Home Loan
  Mortgage Corp.: $8,595,000 Par; 6.00% Due 11/15/08        $8,018       $   8,015
                                                                         ---------

TOTAL REPURCHASE AGREEMENTS
  (Cost $8,015)                                                              8,015
                                                                         ---------
TOTAL INVESTMENTS--100.1%
  (Cost $1,498,811)                                                      2,167,218
                                                                         ---------

OTHER ASSETS AND LIABILITIES--(0.1)%
  Other Assets                                                               7,739
  Liabilities                                                              (10,455)
                                                                         ---------
                                                                            (2,716)
                                                                         ---------

NET ASSETS--100.0%
Applicable to 100,272,329 outstanding shares,
  $0.00001 par value (unlimited shares authorized)                      $2,164,502
                                                                         =========
NET ASSET VALUE PER SHARE                                                   $21.59
                                                                             =====

---------------
+Non-Income Producing Security.

See accompanying Notes to Financial Statements.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Six months ended February 28, 1997 (Unaudited)

Investment income:
  Dividends                                                 $ 17,600
  Interest                                                       179
                                                            --------
    Total investment income                                   17,779
                                                            --------
Expenses:
  Investment advisory and administration fee                   2,240
  Transfer agency and shareholder service fees                 2,320
  Custodian fees                                                 128
  Registration fees                                              129
  Professional fees                                               34
  Shareholder reports                                             91
  Trustees' fees                                                  24
  Insurance and other expenses                                    21
                                                            --------
                                                               4,987
Less expenses reduced (see Note 4)                              (443)
                                                            --------
    Total expenses incurred by Fund                            4,544
                                                            --------
Net investment income                                         13,235
                                                            --------
Net realized loss on investments sold                         (2,083)
Increase in net unrealized gain on investments               324,361
                                                            --------
  Net gain on investments                                    322,278
                                                            --------
Increase in net assets resulting from operations            $335,513
                                                            ========

See accompanying Notes to Financial Statements.

SCHWAB 1000 FUND(R)
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                Six months
                                                  ended
                                               February 28,    Year ended
                                                   1997        August 31,
                                               (Unaudited)        1996
                                               ------------    ----------
Operations:
  Net investment income                         $   13,235     $   20,634
  Net realized gain (loss) on investments
    sold                                            (2,083)         1,429
  Increase in net unrealized gain on
    investments                                    324,361        144,952
                                                 ---------      ---------
  Increase in net assets resulting
    from operations                                335,513        167,015
                                                 ---------      ---------
Dividends to shareholders from net
  investment income                                (23,949)       (14,179)
                                                 ---------      ---------
Capital share transactions:
  Proceeds from shares sold                        458,421        788,862
  Net asset value of shares issued in
    reinvestment of dividends                       21,833         12,770
  Early withdrawal fees                                174            385
  Less payments for shares redeemed               (187,549)      (221,508)
                                                 ---------      ---------
  Increase in net assets from
    capital share transactions                     292,879        580,509
                                                 ---------      ---------
Total increase in net assets                       604,443        733,345
Net assets:
  Beginning of period                            1,560,059        826,714
                                                 ---------      ---------
  End of period (including undistributed
    net investment income of $4,420 and
    $15,134, respectively)                      $2,164,502     $1,560,059
                                                 =========      =========
Number of Fund shares:
  Sold                                              22,356         45,105
  Reinvested                                         1,058            758
  Redeemed                                          (9,155)       (12,583)
                                                 ---------      ---------
  Net increase in shares outstanding                14,259         33,280
Shares outstanding:
  Beginning of period                               86,013         52,733
                                                 ---------      ---------
  End of period                                    100,272         86,013
                                                 =========      =========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Six months ended February 28, 1997 (Unaudited)
1. DESCRIPTION OF THE FUND

The Schwab 1000 Fund(R) (the "Fund") is a series of Schwab Investments (the "Trust"), a no-load, open-end management investment company organized as a Massachusetts business trust on October 26, 1990 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Short/Intermediate Government Bond Fund, Schwab Long-Term Government Bond Fund, Schwab California Short/Intermediate Tax-Free Bond Fund, Schwab California Long-Term Tax-Free Bond Fund, Schwab Short/Intermediate Tax-Free Bond Fund and Schwab Long-Term Tax-Free Bond Fund. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and unlisted securities are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Realized gains and losses from security transactions are determined on an identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is accrued on a daily basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At February 28, 1997, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $668,407,000 of which $686,334,000 related to appreciated securities and $17,927,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.30% of the first $500 million of average daily net assets and 0.22% of such assets over $500 million. The Investment Manager has reduced a portion of its fee for the six months ended February 28, 1997 (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. Schwab has reduced a portion of its fee for the six months ended February 28, 1997 (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust were also officers and/or directors of the Investment Manager and/or Schwab. During the six months ended February 28, 1997, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the

------------------------------------------------------------------------------

Investment Company Act of 1940, as amended. The Fund incurred fees of $24,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the six months ended February 28, 1997, the total of such fees reduced by the Investment Manager and Schwab was $384,000 and $59,000, respectively (see Note 9).

5. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $50,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the six months ended February 28, 1997, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $305,727 and $19,861, respectively, during the six months ended February 28, 1997. Included in the aforementioned are purchases of common stock of Charles Schwab Corp., an affiliated issuer, of $1,830,000.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the six months ended February 28, 1997, total early withdrawal fees retained by the Fund amounted to $174,000.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)

8. COMPOSITION OF NET ASSETS

At February 28, 1997, net assets consisted of (in thousands):
Paid in capital                                       $1,495,317
Undistributed net investment income                        4,420
Accumulated net realized loss on investments sold         (3,642)
Net unrealized gain on investments                       668,407
                                                      ----------
  Total                                               $2,164,502
                                                       =========

At February 28, 1997, the Fund's Statement of Net Assets included: $7,796,000 payable for investments purchased, $2,074,000 payable for Fund shares redeemed, $104,000 payable for investment advisory and administration fee, $129,000 payable for transfer agency and shareholder service fees and $3,543,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                      Six months                                     Eight
                                        ended                                        months        Year
                                     February 28,                                    ended        ended
                                         1997          Year ended August 31,       August 31,  December 31,
                                     (Unaudited)      1996       1995      1994       1993         1992
                                     ------------  ----------  --------  --------  ----------  ------------
Net asset value at
 beginning of period                  $     18.14  $    15.68  $  13.08  $  12.80   $   11.96    $  11.26
Income from investment
-----------------
 operations
 --------
 Net investment income                       0.13        0.24      0.26      0.26        0.17        0.24
 Net realized and unrealized
   gain (loss) on investments                3.58        2.45      2.48      0.28        0.79        0.71
                                       ----------  ----------  --------  --------    --------    --------
 Total from investment operations            3.71        2.69      2.74      0.54        0.96        0.95
Less distributions
------------
 Dividends from net investment
   income                                   (0.26)      (0.23)    (0.14)    (0.26)      (0.12)      (0.25)
 Distributions from realized
   gain on investments                         --          --        --        --          --          --
                                       ----------  ----------  --------  --------    --------    --------
 Total distributions                        (0.26)      (0.23)    (0.14)    (0.26)      (0.12)      (0.25)
                                       ----------  ----------  --------  --------    --------    --------
Net asset value at end of period      $     21.59  $    18.14  $  15.68  $  13.08   $   12.80    $  11.96
                                       ==========  ==========  ========  ========    ========    ========
Total return (not annualized)               20.51%      17.27%    21.23%     4.28%       8.06%       8.52%
-------
Ratios/Supplemental data
------------------
 Net assets, end of period (000s)     $ 2,164,502  $1,560,059  $826,714  $554,061   $ 515,272    $370,980
 Ratio of expenses to average net
   assets+                                   0.49%*      0.49%     0.54%     0.51%       0.45%*      0.35%
 Ratio of net investment income to
   average net assets+                       1.43%*      1.66%     2.03%     2.06%       2.21%*      2.45%
 Portfolio turnover rate                        1%          2%        2%        3%          1%          1%
 Average commission rate                    $0.03       $0.03

---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of expenses reduced and absorbed by the Investment Manager and Schwab. Had these expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

 Ratio of expenses to average net
   assets                                   0.54%*       0.57%     0.63%     0.56%      0.49% *        0.52%
 Ratio of net investment income to
   average net assets                       1.38%*       1.58%     1.94%     2.01%      2.17% *        2.28%

* Annualized

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                   Schwab Asset Director(R)--High Growth Fund
                   Schwab Asset Director--Balanced Growth Fund
                 Schwab Asset Director--Conservative Growth Fund Schwab OneSource Portfolios--Growth Allocation
                Schwab OneSource Portfolios--Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                   Schwab OneSource Portfolios--International

                                SCHWAB BOND FUNDS

         Schwab Government Bond Funds--Long-Term and Short/Intermediate
          Schwab Tax-Free Bond Funds--Long-Term and Short/Intermediate Schwab California Tax-Free Bond Funds--Long-Term and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.

*Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.

                                                                  BULK RATE
                                                                U.S. POSTAGE
                                                                    PAID
                                                               CHARLES SCHWAB

[SCHWABFUNDS FAMILY(R) LOGO]
101 Montgomery Street,
San Francisco, CA 94104

INVESTMENT ADVISOR
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1997 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE.

TF4629R(4/97) CRS 20033 Printed on recycled paper.